American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2026

Intermediate-Term Tax-Free Bond Fund - Schedule of Investments
AUGUST 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.0%
Alabama — 5.8%
Alabama Highway Authority Rev., 5.00%, 9/1/43 (AG)	2,000,000	2,115,189
Alabama Highway Authority Rev., 5.00%, 9/1/44 (AG)	1,000,000	1,052,758
Alabama Highway Authority Rev., 5.00%, 9/1/45 (AG)	1,000,000	1,049,466
Auburn University Rev., 5.00%, 6/1/28	3,500,000	3,648,354
Black Belt Energy Gas District Rev., 5.00%, 6/1/31 (GA: Canadian Imperial Bank)	38,000,000	39,789,051
Black Belt Energy Gas District Rev., 5.00%, 10/1/33 (GA: Bank of Montreal)	8,620,000	9,046,887
Black Belt Energy Gas District Rev., 5.00%, 10/1/33 (GA: American General Life)	16,000,000	16,599,048
Black Belt Energy Gas District Rev., 5.00%, 12/1/34 (GA: Canadian Imperial Bank)	14,830,000	15,675,553
Black Belt Energy Gas District Rev., 5.00%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	11,005,000	11,403,918
Black Belt Energy Gas District Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	7,690,000	8,013,255
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,437,370
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,628,083
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,966,301
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,671,775
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	16,799,011
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,595,087
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	13,845,000	14,420,359
Black Belt Energy Gas District Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	10,000,000	10,409,671
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/33 (GA: Met Tower Life Insurance)	7,500,000	7,870,553
Energy Southeast A Cooperative District Rev., VRN, 3.94%, (SOFR plus 1.50%), 4/1/34 (GA: Morgan Stanley)	10,000,000	10,021,996
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,046,653
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	4,800,000	5,034,132
Jefferson County Rev., (County of Jefferson AL Sales & Use Tax), 5.00%, 9/15/35	1,000,000	1,007,689
Jefferson County Sewer Rev., 5.00%, 10/1/27	1,250,000	1,278,993
Jefferson County Sewer Rev., 5.00%, 10/1/28	2,000,000	2,084,258
Jefferson County Sewer Rev., 5.00%, 10/1/32	2,250,000	2,447,900
Jefferson County Sewer Rev., 5.25%, 10/1/40	11,095,000	11,736,447
Jefferson Sewer County Rev., 5.00%, 10/1/36	1,060,000	1,133,289
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	8,890,000	9,242,836
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	2,000,000	2,082,241
Southeast Energy Authority A Cooperative District Rev., 5.00%, 10/1/30 (GA: JP Morgan Securities)	20,000,000	21,185,596
Southeast Energy Authority A Cooperative District Rev., 5.00%, 9/1/35 (GA: New York Life Insurance Co.)	1,000,000	1,060,269
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,280,835
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	11,715,000	12,226,799
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 5/1/55 (GA: Royal Bank of Canada)	7,000,000	7,360,949
UAB Medicine Finance Authority Rev., (UAB Medicine Obligated Group), 5.00%, 9/1/34(1)	7,000,000	7,677,004
UAB Medicine Finance Authority Rev., (UAB Medicine Obligated Group), 5.00%, 9/1/35(1)	5,000,000	5,502,059
		304,601,634
Alaska — 0.1%
Municipality of Anchorage Rev., 5.25%, 2/1/46 (AG)	1,000,000	1,038,163
Municipality of Anchorage Rev., 5.25%, 2/1/47 (AG)	1,000,000	1,032,308
Municipality of Anchorage Rev., 5.75%, 2/1/51 (AG)	2,500,000	2,671,171
		4,741,642
Arizona — 3.4%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/43	2,275,000	2,410,077
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/44	1,250,000	1,317,721
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/45	1,635,000	1,717,797
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/44	1,500,000	1,581,265

Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/45	2,000,000	2,101,281
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), 3.53%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	3,705,000	3,691,148
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	100,000	99,871
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	600,021
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	796,222
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/35 (BAM)	1,375,000	1,513,030
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/36 (BAM)	1,700,000	1,869,873
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/37 (BAM)	1,225,000	1,331,105
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/38 (BAM)	1,305,000	1,403,338
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/39 (BAM)	1,050,000	1,115,492
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/40 (BAM)	1,450,000	1,529,667
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/41 (BAM)	1,630,000	1,711,430
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/42 (BAM)	1,225,000	1,282,410
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/43 (BAM)	1,285,000	1,338,212
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/44 (BAM)	1,355,000	1,406,390
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/45 (BAM)	1,105,000	1,144,847
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/46 (BAM)	1,100,000	1,133,873
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	4,320,000	4,538,652
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	4,725,000	4,725,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(2)(3)(4)	5,000,000	50
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	710,000	709,933
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	656,340
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	652,965
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	313,052
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	312,355
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	251,413
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	487,347
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(2)	365,000	341,278
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	250,000	211,412
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(2)	700,000	521,842
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/29	2,500,000	2,661,778
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/34	2,105,000	2,304,691
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/35	5,000,000	5,443,182
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	303,394
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	220,169
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	713,280
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	710,426
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	303,951
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,004,818
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,218,321
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,197,572
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,282,810
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	10,965,000	10,968,504

Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	3,380,000	2,731,117
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	1,140,000	809,518
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	6,500,000	4,615,674
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	3,140,000	2,140,535
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/28	800,000	800,816
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/30	1,625,000	1,626,446
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/31	1,500,000	1,501,245
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	180,000	182,296
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,817,557
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	377,254
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	287,040
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,595,145
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	459,231
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/38(1)	5,480,000	5,976,438
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,544,196
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	725,000	725,109
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/34 (GA: Legacy Tradtnl Sch Chndlr)	10,000,000	9,621,890
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/39	7,500,000	6,665,854
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	1,834,497
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	3,500,000	3,161,605
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(2)	1,650,000	1,276,226
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/30	1,000,000	1,081,504
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/31	1,000,000	1,094,938
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/33	500,000	560,944
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/42 (AG)	1,725,000	1,814,453
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43 (AG)	1,000,000	1,046,755
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43	1,220,000	1,287,221
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/44	1,000,000	1,050,296
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/45	1,000,000	1,046,939
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/33	8,000,000	8,899,190
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	6,910,000	6,779,380
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/41	2,500,000	2,665,613
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	7,693,601
Salt Verde Financial Corp. Rev., 5.00%, 12/1/32 (GA: Citigroup, Inc.)	11,855,000	12,391,441
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(2)	2,125,000	2,094,913
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/44(2)	2,000,000	1,772,083
		180,178,565
Arkansas — 0.3%
Arkansas Development Finance Authority Rev., (AMS Schools - Arkansas, Inc.), 5.00%, 7/1/36(2)	3,155,000	3,173,577
Arkansas Development Finance Authority Rev., VRN, 2.875%, 7/1/57 (FHLMC), (FNMA), (GNMA)	8,500,000	8,495,260
Fayetteville Public Facilities Board Rev., (Butterfield Trail Village, Inc.), 5.00%, 12/1/36	500,000	532,710
Fayetteville Public Facilities Board Rev., (Butterfield Trail Village, Inc.), 5.25%, 12/1/46	860,000	873,166
Searcy Sales & Use Tax Rev., 4.00%, 11/1/38	2,000,000	1,891,286
Searcy Sales & Use Tax Rev., 4.00%, 11/1/39	2,000,000	1,855,069
Searcy Sales & Use Tax Rev., 4.00%, 11/1/41	1,000,000	909,772
		17,730,840
California — 2.0%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,071,799
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	1,665,000	1,635,012
California Municipal Finance Authority Rev., 3.00%, 6/1/45	1,795,000	1,791,344
California Municipal Finance Authority Rev., (21010 Vanowen LP), VRN, 3.00%, 2/1/57	5,000,000	5,002,217
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	285,000	284,926

California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/29	140,000	146,175
California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/30	175,000	184,363
California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/31	185,000	196,439
California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/32	225,000	240,232
California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/33	230,000	246,753
California Municipal Finance Authority Rev., (SAC Health System), 5.00%, 9/1/35	260,000	278,084
California Municipal Finance Authority Rev., (SAC Health System), 5.25%, 9/1/37	200,000	216,492
California Municipal Finance Authority Rev., (SAC Health System), 5.25%, 9/1/39	315,000	334,619
California Municipal Finance Authority Rev., (SAC Health System), 5.25%, 9/1/41	350,000	366,675
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.40%, 12/1/43 (FHLMC)	9,825,000	9,557,857
California Municipal Finance Authority Special Tax, (California Municipal Finance Auth Cmnty Facs Dist 2024-11, Special Tax Rev.), 5.00%, 9/1/41	370,000	364,293
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	4,972,272
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,001,604
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(2)	1,350,000	1,351,432
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,255,000	6,261,478
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NPFG)(5)	2,530,000	2,332,451
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	1,800,000	1,311,905
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	1,400,000	950,668
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	1,455,000	296,032
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	19,740,000	19,007,905
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,245,763
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Area No. 4), 4.00%, 9/1/27	1,455,000	1,460,787
Morongo Band of Mission Indians Rev., 5.00%, 10/1/28, Prerefunded at 100% of Par(2)(6)	3,150,000	3,306,474
Mountain House Public Financing Authority Special Tax, 5.00%, 9/1/41	450,000	445,376
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(5)	1,670,000	1,504,087
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/42	2,000,000	2,028,030
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,708,358
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2025-1 Improvement Area 1), 5.00%, 8/15/41	1,030,000	1,059,369
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2025-1 Improvement Area 1), 5.00%, 8/15/46	1,000,000	1,012,006
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.00%, 8/15/38	1,230,000	1,282,219
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.25%, 8/15/43	1,350,000	1,386,008
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,001,368
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,328,128
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,126,666
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(5)	5,110,000	2,697,617
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), VRN, 5.00%, 7/1/53	11,000,000	11,449,586
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/40	1,220,000	1,222,873
		105,667,742
Colorado — 4.0%
Adams County COP, 4.00%, 12/1/27	1,310,000	1,311,300
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,095,706
Aurora Housing Authority Finance Corp. Rev., (Montview Heights Preservation LP), 4.375%, 9/1/42 (FNMA)(HUD)	3,750,000	3,470,044

Berthoud-Heritage Metropolitan District No. 1 GO, 5.25%, 12/1/48 (AG)	1,125,000	1,140,288
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/38 (AG)	425,000	451,912
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/39 (AG)	1,000,000	1,057,380
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/42 (AG)	765,000	797,561
Bromley Park Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AG)	5,000,000	4,560,318
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/38 (BAM)	720,000	760,298
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/40 (BAM)	300,000	311,737
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/42 (BAM)	740,000	763,988
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/44 (BAM)	630,000	645,433
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	294,868
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	431,357
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	342,574
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	642,326
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	929,462
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,147,221
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,399,905
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,152,329
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	717,398
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,566,627
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	608,492
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,175,098
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	532,410
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,507,881
Colorado Educational & Cultural Facilities Authority Rev., (Jewish Federation of South Palm Beach County, Inc.), VRDN, 3.05%, 9/1/26 (LOC: Bank of America N.A.)	485,000	485,000
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 5.00%, 11/15/33	4,000,000	4,392,169
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	12,475,000	11,447,321
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	1,740,000	1,849,161
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/60	2,455,000	2,638,663
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/28	465,000	477,418
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/30	440,000	465,291
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/31	465,000	496,570
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/32	570,000	612,837
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/33	1,070,000	1,158,615
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/34	1,265,000	1,376,838
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/35	1,325,000	1,444,336
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/36	930,000	1,011,815
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/37	870,000	938,685
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/29	3,300,000	3,477,803
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/44	8,000,000	8,079,106
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,460,959
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	2,000,000	2,155,560
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,070,524
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,874,431
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,500,069
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.00%, 12/1/32	4,000,000	4,283,209
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	400,000	404,410
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/28	250,000	253,147
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/29	2,160,000	2,186,315
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/32	600,000	606,061
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/36	515,000	544,617
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/37	405,000	424,486

Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/38	415,000	431,488
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/39	400,000	411,998
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/40	365,000	372,978
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), 5.00%, 11/15/30	5,250,000	5,610,302
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), 5.00%, 11/15/34	3,500,000	3,854,309
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	499,854
Colorado Housing & Finance Authority Rev., (Creekside LLLP), VRN, 3.00%, 5/1/48	2,500,000	2,486,293
Colorado Housing & Finance Authority Rev., (Fitz Affordable Owner LLC), 4.48%, 3/1/44 (FNMA)	3,400,000	3,208,494
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/37 (BAM)	250,000	264,068
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/38 (BAM)	250,000	262,284
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	500,000	520,851
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/44 (BAM)	1,000,000	1,030,854
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	2,360,000	2,307,140
Denver City & County School District No. 1 GO, 5.50%, 12/1/44 (ST AID WITHHLDG)	5,000,000	5,464,154
Douglas County School District No. Re-1 Douglas & Elbert Counties GO, 5.50%, 12/15/46 (ST AID WITHHLDG)	5,000,000	5,500,304
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/38(5)	1,500,000	873,914
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/39(5)	1,500,000	816,965
E-470 Public Highway Authority Rev., VRN, 3.14%, (SOFR plus 0.70%), 9/1/39	2,610,000	2,607,097
Hunters Overlook Metropolitan District No. 5 GO, 5.00%, 12/1/44 (AG)	500,000	512,593
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AG)	500,000	502,611
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AG)	1,000,000	1,025,550
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AG)	750,000	782,922
Lakewood Housing Authority Rev., (Tiffany Square Preservation LP), 4.375%, 8/1/42 (FNMA)(HUD)	4,350,000	4,063,522
Lanterns Metropolitan District No. 1 GO, 4.00%, 12/1/44 (AG)	4,000,000	3,664,638
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/36 (BAM)	400,000	425,362
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/37 (BAM)	425,000	448,979
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/38 (BAM)	525,000	551,174
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/39 (BAM)	500,000	521,180
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/40 (BAM)	635,000	658,025
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/41 (BAM)	500,000	516,409
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/42 (BAM)	575,000	592,254
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/43 (BAM)	625,000	640,778
Meridian Village Metropolitan District No. 1 GO, 5.25%, 12/1/45 (BAM)	1,000,000	1,043,785
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,228,891
Mesa County Valley School District No. 51 Grand Junction GO, 5.25%, 12/1/44 (ST AID WITHHLDG)	3,000,000	3,213,589
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,634,610
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31	1,235,000	1,278,813
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34	1,465,000	1,503,333
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35	1,540,000	1,576,143
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37	1,700,000	1,732,799
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38	1,785,000	1,816,118
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/26 (AG)	600,000	603,573
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/28 (AG)	670,000	701,647
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AG)	400,000	425,110
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AG)	735,000	781,140
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AG)	300,000	322,563

Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AG)	755,000	811,783
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AG)	300,000	325,591
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AG)	935,000	1,014,760
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/32 (AG)	500,000	547,362
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/33 (AG)	425,000	462,958
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34 (AG)	325,000	351,646
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/36 (AG)	250,000	266,867
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AG)	275,000	291,568
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38 (AG)	300,000	315,967
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/40 (AG)	1,100,000	1,145,245
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/41 (AG)	1,000,000	1,039,141
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/42 (AG)	1,200,000	1,242,785
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	1,100,000	1,146,580
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	1,000,000	1,049,542
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(2)	23,750,000	25,168,744
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/36 (AG)	115,000	121,122
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/37 (AG)	350,000	366,340
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/38 (AG)	265,000	276,092
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/39 (AG)	250,000	258,621
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/40 (AG)	280,000	288,955
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,211,604
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,649,857
Trails at Crowfoot Metropolitan District No. 3 GO, 5.00%, 12/1/39 (AG)	500,000	522,076
Triview Metropolitan District Water & Wastewater Rev., 5.25%, 12/1/51 (BAM)	1,000,000	1,034,470
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AG)	135,000	135,803
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AG)	130,000	132,743
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AG)	210,000	219,592
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AG)	125,000	127,636
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AG)	215,000	227,811
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AG)	125,000	127,630
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AG)	215,000	226,766
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AG)	125,000	127,626
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AG)	230,000	241,782
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AG)	135,000	137,831
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AG)	500,000	523,349
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AG)	160,000	163,342
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AG)	505,000	526,620
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AG)	285,000	295,958
		209,344,952
Connecticut — 2.2%
Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), 5.00%, 8/1/32	2,750,000	3,005,131
Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), 5.25%, 2/1/33	2,250,000	2,498,863
Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), 5.00%, 8/1/33	3,000,000	3,301,599
Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), 5.25%, 8/1/37	1,190,000	1,324,106
Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), 5.25%, 8/1/38	2,000,000	2,209,428

Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), 5.25%, 8/1/39	1,750,000	1,912,675
Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), Capital Appreciation, 0.00%, 8/1/48 (BAM)(5)	2,000,000	647,976
Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), Capital Appreciation, 0.00%, 8/1/50 (BAM)(5)	2,000,000	572,558
Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), Capital Appreciation, 0.00%, 8/1/51(5)	1,750,000	480,083
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,562,691
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,042,667
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,029,957
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	662,618
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,773,589
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,027,634
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,506,213
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/30	1,000,000	1,022,521
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/32	1,030,000	1,051,469
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/33	1,000,000	1,019,242
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,014,632
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	1,004,657
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	289,686
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,079,776
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(2)	325,000	326,734
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(2)	1,500,000	1,351,139
Connecticut State Health & Educational Facilities Authority Rev., (Odd Fellows Home of Connecticut, Inc. Obligated Group), 4.40%, 12/15/31	1,935,000	1,943,693
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	609,028
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	506,966
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,114,260
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	353,958
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 5.00%, 7/1/64	9,140,000	10,067,667
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	2,925,000	3,081,479
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	10,500,000	10,521,145
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	4,350,000	4,381,447
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,250,830
State of Connecticut GO, 5.00%, 9/15/34	6,380,000	7,153,178
State of Connecticut GO, 5.00%, 9/15/34	13,905,000	15,590,116
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,572,437
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,667,947
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,081,863
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,073,409
		113,687,067
Delaware — 0.2%
Delaware River & Bay Authority Rev., 5.00%, 1/1/36	550,000	603,661
Delaware River & Bay Authority Rev., 5.00%, 1/1/37	700,000	763,029
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	3,880,000	3,816,406
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/44	2,400,000	2,498,153
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/45	1,400,000	1,452,676
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/46	2,750,000	2,837,772
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.25%, 7/1/44(2)	965,000	954,260
		12,925,957
District of Columbia — 1.1%
District of Columbia GO, 5.00%, 6/1/32	12,000,000	13,240,429
District of Columbia GO, 5.00%, 8/1/42	2,500,000	2,631,070
District of Columbia Rev., 5.00%, 10/1/33	14,600,000	15,403,057

District of Columbia Rev., 4.00%, 3/1/45	7,890,000	7,315,524
District of Columbia Housing Finance Agency Rev., (950 Eastern Ave TM LLC), VRN, 3.10%, 6/1/44	3,800,000	3,795,387
District of Columbia Housing Finance Agency Rev., (Barry Farm Building 1A LLC), VRN, 3.15%, 2/1/30	2,710,000	2,713,700
District of Columbia Income Tax Rev., 5.00%, 6/1/48	10,000,000	10,336,127
		55,435,294
Florida — 9.6%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.625%, 10/1/30	1,165,000	1,165,125
Broward County Port Facilities Rev., 5.00%, 9/1/31	2,460,000	2,623,686
Broward County Port Facilities Rev., 5.00%, 9/1/32	835,000	896,167
Broward County Port Facilities Rev., 5.00%, 9/1/33	1,000,000	1,079,215
Broward County Port Facilities Rev., 5.00%, 9/1/34	1,500,000	1,621,242
Broward County Port Facilities Rev., 5.00%, 9/1/35	1,500,000	1,619,587
Broward County Port Facilities Rev., 5.00%, 9/1/36	1,250,000	1,337,611
Broward County Port Facilities Rev., 5.00%, 9/1/37	1,650,000	1,750,603
Broward County Port Facilities Rev., 5.00%, 9/1/38	2,090,000	2,199,420
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,686,332
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	500,597
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	262,427
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,037,833
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	522,076
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	519,905
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	517,762
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	515,903
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	946,094
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	680,537
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	751,190
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	825,544
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	895,923
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	985,507
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,074,082
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,281,691
Capital Trust Authority Rev., (AIDS Healthcare Foundation Obligated Group), 4.75%, 12/1/42	1,250,000	1,255,136
Central Florida Expressway Authority Rev., 5.00%, 7/1/30	8,500,000	9,154,240
Central Florida Expressway Authority Rev., 5.00%, 7/1/31	8,000,000	8,725,541
Central Florida Expressway Authority Rev., 5.00%, 7/1/38	5,000,000	5,399,450
Central Florida Expressway Authority Rev., 5.00%, 7/1/39	8,150,000	8,829,006
Central Florida Expressway Authority Rev., 5.00%, 7/1/41 (AG)	1,250,000	1,321,334
Duval County Public Schools COP, 5.00%, 7/1/35 (AG)	2,955,000	3,098,791
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	5,000,000	4,314,446
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(2)	1,850,000	1,479,902
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(2)	300,000	313,164
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(2)	225,000	230,846
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 4.00%, 9/15/30(2)	385,000	377,005
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/40(2)	1,050,000	1,008,942
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/39	2,790,000	2,863,654
Florida Housing Finance Corp. Rev., (Citrus Glen Preservation Ltd.), 4.75%, 2/1/43 (FNMA)	4,485,000	4,382,800
Florida Housing Finance Corp. Rev., (Claude Pepper LLC), VRN, 3.10%, 12/1/44	3,000,000	2,980,451
Florida Housing Finance Corp. Rev., (Liberty Square Elderly LLC), 4.70%, 5/1/43 (FNMA), (HUD)	6,000,000	5,980,102
Florida Housing Finance Corp. Rev., (MHP Pasco II LLC), VRN, 3.30%, 3/1/44	3,875,000	3,886,906
Florida Housing Finance Corp. Rev., (Richman Capri LIHTC LLC), VRN, 3.00%, 2/1/44	1,250,000	1,247,471
Florida Housing Finance Corp. Rev., (SP Palms LLC), 4.90%, 11/1/42 (FHLMC)	1,125,000	1,136,451
Florida Housing Finance Corp. Rev., VRN, 3.15%, 12/1/29	2,725,000	2,726,325
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.20%, 11/15/30(2)	9,000,000	9,028,003

Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	409,608
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	614,412
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	419,266
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	681,307
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	851,076
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,063,845
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	3,500,000	3,730,195
Fort Myers Rev., 4.00%, 12/1/30	150,000	150,134
Fort Myers Rev., 4.00%, 12/1/31	650,000	650,490
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,757,206
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,465,833
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	8,420,000	8,132,754
Hillsborough County Housing Finance Authority Rev., (OK Riverside TC LLC), VRN, 3.125%, 12/1/28	2,480,000	2,480,069
Hillsborough County Housing Finance Authority Rev., (Silver Oaks Preservation LLC), VRN, 2.90%, 11/1/44 (HUD)	5,050,000	5,002,832
Hillsborough County Housing Finance Authority Rev., (Tampa 47th Street Apartments LLC), 5.00%, 12/1/42 (FNMA)	1,535,000	1,556,435
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.00%, 11/15/34	5,000,000	5,510,704
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), VRDN, 3.03%, 9/1/26 (LOC: TD Bank N.A.)	5,000,000	5,000,000
Jacksonville Housing Finance Authority Rev., (Ability LF LLC), VRN, 3.15%, 1/1/46	5,000,000	5,000,341
JEA Electric System Rev., 5.00%, 10/1/46	1,350,000	1,405,628
JEA Electric System Rev., 5.00%, 10/1/47	2,800,000	2,898,348
JEA Water & Sewer System Rev., 5.00%, 10/1/47	4,285,000	4,465,955
JEA Water & Sewer System Rev., 5.00%, 10/1/51	10,000,000	10,284,224
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,212,694
Lee County Housing Finance Authority Rev., (Horizons Owner LLC), VRN, 2.65%, 12/1/47	3,518,000	3,447,598
Lee County Housing Finance Authority Rev., (Lofts on Lemon II LLC), 5.25%, 4/1/44 (FNMA)	2,500,000	2,557,233
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	4,165,000	4,170,672
Lee County Transportation Facilities Rev., 5.00%, 10/1/33	500,000	547,850
Lee County Transportation Facilities Rev., 5.00%, 10/1/34	525,000	576,984
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/41 (AG)	1,220,000	1,273,700
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/42 (AG)	2,500,000	2,599,689
Miami-Dade Aviation County Rev., 5.00%, 10/1/41	5,000,000	5,326,376
Miami-Dade County Housing Finance Authority Rev., 4.95%, 11/1/41 (FNMA)	6,500,000	6,507,240
Miami-Dade County Housing Finance Authority Rev., (Bonita Pointe Owner LP), VRN, 2.65%, 4/1/29 (FHA)	2,750,000	2,724,552
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	5,000,000	4,913,458
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	5,500,000	5,387,365
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	3,500,000	3,864,691
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,144,171
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,129,621
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/33 (AG)	1,700,000	1,861,573
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/38 (AG)	1,250,000	1,336,116
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/39 (AG)	1,350,000	1,428,670
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/40 (AG)	1,240,000	1,301,495
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/34 (BAM)	460,000	497,468
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/35 (BAM)	940,000	1,010,030
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/36 (BAM)	680,000	725,191
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/38 (BAM)	1,460,000	1,531,755
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/39 (BAM)	700,000	726,880
Orlando Rev., (County of Orlando FL Contract Tourist Development Tax), 5.25%, 11/1/43 (AG)	1,250,000	1,327,998

Orlando Rev., (County of Orlando FL Contract Tourist Development Tax), 5.25%, 11/1/44 (AG)	1,000,000	1,057,514
Orlando Utilities Commission Rev., 5.00%, 10/1/40	760,000	814,066
Orlando Utilities Commission Rev., 5.00%, 10/1/41	565,000	603,994
Orlando Utilities Commission Rev., 5.00%, 10/1/42	500,000	532,389
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,385,123
Orlando Utilities Commission Rev., 5.00%, 10/1/43	250,000	264,834
Osceola County Housing Finance Authority Rev., (EC Crestwood LLC), VRN, 2.65%, 9/1/43	1,850,000	1,832,158
Osceola County Housing Finance Authority Rev., (San Jose Preservation Ltd.), VRN, 2.75%, 4/1/29	2,120,000	2,108,660
Osceola County Transportation Rev., 5.00%, 10/1/37	1,025,000	1,041,912
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(5)	1,200,000	800,378
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(5)	3,000,000	1,894,097
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(5)	1,500,000	839,251
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(5)	1,800,000	943,273
Osceola Transportation County Rev., Capital Appreciation, 0.00%, 10/1/37(5)	5,330,000	3,174,577
Osceola Transportation County Rev., Capital Appreciation, 0.00%, 10/1/42(5)	3,960,000	1,727,022
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,165,803
Palm Beach County Health Facilities Authority Rev., (Green Cay Life Plan Village, Inc.), 5.20%, 11/15/31(1)(2)	13,935,000	13,975,575
Palm Beach County Housing Finance Authority Rev., (SP Field LLC), 4.55%, 2/1/44 (FHLMC)	10,545,000	9,837,844
Palm Coast Utility Rev., 5.00%, 10/1/41	1,700,000	1,803,235
Palm Coast Utility Rev., 5.00%, 10/1/42	2,000,000	2,114,027
Palm Coast Utility Rev., 5.00%, 10/1/43	2,500,000	2,631,494
Palm Coast Utility Rev., 5.00%, 10/1/44	1,475,000	1,546,563
Palm Coast Utility Rev., 5.00%, 10/1/45	1,450,000	1,515,564
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/27 (AG)	500,000	512,437
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/28 (AG)	600,000	626,903
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/29 (AG)	500,000	531,307
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/30 (AG)	550,000	592,806
Pasco County Rev., (State of Florida Cigarette Tax), 5.25%, 9/1/32 (AG)	1,075,000	1,185,169
Pinellas County Housing Finance Authority Rev., (SP Pinellas III LLC), 4.70%, 10/1/43 (FHLMC)	4,000,000	3,888,104
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	445,000	456,122
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,540,000	15,703,977
Polk County Housing Finance Authority Rev., (Lakewood Terrace Preservation Ltd.), VRN, 2.90%, 7/1/43 (HUD)	2,800,000	2,786,580
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	4,986,755
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,351,029
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	981,217
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,903,700
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/32	1,000,000	1,087,573
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/33	1,500,000	1,641,124
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/36	1,000,000	1,105,119
Sarasota County Public Hospital District Rev., (Sarasota County Public Hospital District Obligated Group), 5.00%, 7/1/37	1,000,000	1,100,205
School Board of Miami-Dade County COP, 5.00%, 2/1/29	3,000,000	3,149,710
School Board of Miami-Dade County COP, 5.00%, 2/1/30	5,000,000	5,324,454
School Board of Miami-Dade County COP, 5.00%, 2/1/31	5,000,000	5,382,325
School Board of Miami-Dade County Rev., 4.00%, 1/7/27	44,275,000	44,493,909
School District of Broward County Rev., 4.00%, 6/24/27	25,000,000	25,258,462
South Miami Health Facilities Authority, Inc. Rev., (Baptist Health South Florida Obligated Group), VRN, 5.00%, 8/15/65	4,420,000	4,674,893
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.00%, 3/1/40 (AG)	1,500,000	1,572,024

Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.25%, 3/1/41 (AG)	1,250,000	1,323,867
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, 5.25%, 3/1/42 (AG)	1,085,000	1,145,342
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	5,981,262
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	10,000,000	8,962,002
Tampa Bay Water Rev., 5.00%, 10/1/43	1,000,000	1,048,124
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,134,319
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,402,513
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,069,028
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.25%, 1/1/30(2)	900,000	900,097
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/30 (AG)	870,000	925,735
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/33 (AG)	800,000	874,748
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/37 (AG)	1,120,000	1,185,747
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 3.80%, 5/1/28	830,000	832,935
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II), 4.00%, 5/1/33	1,750,000	1,732,092
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 2.625%, 5/1/30(2)	1,355,000	1,307,895
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.00%, 5/1/35(2)	2,215,000	2,016,609
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020), 3.25%, 5/1/40(2)	2,380,000	2,007,894
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.55%, 5/1/31	940,000	891,496
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 2.85%, 5/1/36	975,000	851,516
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.00%, 5/1/41	1,420,000	1,124,456
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020), 3.25%, 5/1/52	4,315,000	3,060,069
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.00%, 5/1/29	575,000	566,687
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.375%, 5/1/34	3,040,000	2,871,780
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	1,225,000	1,091,463
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.125%, 5/1/37	5,100,000	5,215,957
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.375%, 5/1/42	3,700,000	3,749,690
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.375%, 5/1/33(2)	965,000	983,240
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 4.85%, 5/1/38(2)	730,000	741,881
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.00%, 5/1/43(2)	485,000	487,334
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.20%, 5/1/39(2)	985,000	943,655
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 4.55%, 5/1/44(2)	745,000	710,435
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 3.55%, 5/1/30	900,000	896,730
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.50%, 5/1/40	1,000,000	967,672
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,022,171
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,224,960

Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,058,542
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,107,532
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/39	2,150,000	2,288,139
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/40	4,500,000	4,756,525
		500,065,153
Georgia — 3.6%
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,503,971
Atlanta Urban Residential Finance Authority Rev., (Garson Redevelopment LLC), VRN, 3.05%, 1/1/45	1,650,000	1,628,498
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	1,050,000	999,217
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,632,860
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	5,225,000	5,279,876
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	6,500,000	6,529,305
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	1,820,000	1,823,569
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	12,500,000	12,613,024
Development Authority of Monroe County Rev., (Georgia Power Co.), VRN, 2.80%, 6/1/42	6,500,000	6,359,019
Development Authority of Monroe County Rev., (Georgia Power Co.), VRN, 2.80%, 10/1/48	10,000,000	9,783,106
Development Authority of Monroe County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	5,000,000	5,022,542
George L Smith II Congress Center Authority Rev., 2.375%, 1/1/31	2,000,000	1,868,449
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	1,100,000	1,097,939
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	2,460,000	2,370,894
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	4,355,000	4,487,350
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,129,498
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,020,621
Main Street Energy, Inc. Rev., 5.00%, 10/1/33 (GA: Bank Of Nova Scotia TR)	15,975,000	16,786,116
Main Street Energy, Inc. Rev., 5.00%, 9/1/36 (GA: Citigroup, Inc.)	13,235,000	13,717,377
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,692,012
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup, Inc.)	20,200,000	20,200,000
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	1,585,000	1,599,391
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	3,965,000	4,135,708
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	6,900,000	7,222,189
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	3,635,000	3,838,285
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	10,807,578
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	2,500,000	2,610,588
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,059,122
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	10,000,000	10,451,070
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,112,670
Municipal Electric Authority of Georgia Rev., 5.25%, 1/1/41 (BAM)	1,150,000	1,226,301
Municipal Electric Authority of Georgia Rev., 5.00%, 1/1/42	2,100,000	2,181,217
Paulding County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.00%, 4/1/36	3,000,000	3,308,287
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,380,607
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,681,520
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	1,932,782
		187,092,558
Guam — 0.2%
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/42	1,000,000	1,037,322
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/44	1,000,000	1,048,604
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/45	1,000,000	1,046,663
Territory of Guam Rev., 5.00%, 1/1/30	850,000	893,360
Territory of Guam Rev., 5.00%, 1/1/31	875,000	928,236
Territory of Guam Rev., 5.00%, 1/1/32	1,250,000	1,336,193
Territory of Guam Rev., 4.00%, 1/1/42	1,810,000	1,665,419
		7,955,797

Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	980,000	1,067,457
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/41	2,500,000	2,614,488
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/42	1,000,000	1,042,677
Hawaii Department of Budget & Finance Rev., (Queen's Health Systems Obligated Grou), 5.00%, 7/1/43	1,000,000	1,037,184
State of Hawaii State Highway Fund Rev., 5.00%, 1/1/43	3,025,000	3,230,800
		8,992,606
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), VRN, 5.00%, 3/1/60	2,760,000	2,979,135
Illinois — 6.8%
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/40	1,220,000	1,291,422
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,755,367
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39 (BAM)	1,340,000	1,400,362
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/31 (BAM)	910,000	976,729
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/33 (BAM)	500,000	546,553
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/35 (BAM)	1,150,000	1,240,712
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/36 (BAM)	830,000	887,498
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/37 (BAM)	1,000,000	1,060,457
Chicago GO, 5.00%, 1/1/30	6,600,000	6,789,583
Chicago GO, 4.00%, 1/1/35	3,000,000	2,850,101
Chicago GO, 5.25%, 1/1/38	5,000,000	5,051,865
Chicago GO, 6.00%, 1/1/38	5,000,000	5,016,499
Chicago Board of Education GO, 5.00%, 12/1/28 (AG)	6,705,000	6,987,024
Chicago Board of Education GO, 5.00%, 12/1/28 (AG)	8,295,000	8,643,902
Chicago Board of Education GO, 5.00%, 12/1/31 (AG)	1,250,000	1,290,850
Chicago Board of Education GO, 5.00%, 12/1/31 (AG)	2,250,000	2,323,530
Chicago Board of Education GO, 5.00%, 12/1/32 (AG)	1,000,000	1,030,568
Chicago Board of Education GO, 5.00%, 12/1/33 (AG)	1,450,000	1,491,656
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	2,000,000	2,193,692
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,260,887
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,322,486
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,088,636
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,336,794
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,342,230
Chicago O'Hare International Airport Rev., 5.00%, 1/1/43	4,000,000	4,166,695
Chicago O'Hare International Airport Rev., 5.00%, 1/1/44	3,000,000	3,110,979
Chicago O'Hare International Airport Rev., 5.00%, 1/1/45	4,000,000	4,135,229
Chicago O'Hare International Airport Rev., 5.00%, 1/1/46	2,000,000	2,056,496
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/39 (BAM)	1,190,000	1,258,875
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/40 (BAM)	1,700,000	1,785,757
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/41 (BAM)	1,950,000	2,035,281
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/41	600,000	630,289
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/42	600,000	627,133
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/43	250,000	260,364
Chicago Transit Authority Sales Tax Receipts Fund Rev., 5.00%, 12/1/44	2,550,000	2,645,782
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,268,394
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,442,889
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AG)	6,000,000	6,555,193
Chicago Wastewater Transmission Rev., 5.00%, 1/1/42 (BAM)	1,750,000	1,824,576
Chicago Wastewater Transmission Rev., 5.00%, 1/1/43 (BAM)	2,000,000	2,077,872
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44 (BAM)	2,000,000	2,070,349

Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,007,005
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,258,833
Chicago Waterworks Rev., 5.00%, 11/1/31 (AG)	1,650,000	1,798,370
Chicago Waterworks Rev., 5.00%, 11/1/41	1,000,000	1,042,908
Chicago Waterworks Rev., 5.00%, 11/1/41	3,000,000	3,144,332
Chicago Waterworks Rev., 5.00%, 11/1/42	845,000	879,046
Chicago Waterworks Rev., 5.00%, 11/1/42	2,500,000	2,609,163
Chicago Waterworks Rev., 5.00%, 11/1/43	2,000,000	2,079,941
Chicago Waterworks Rev., 5.00%, 11/1/44	3,000,000	3,108,142
Chicago Waterworks Rev., 5.00%, 11/1/45	2,150,000	2,219,558
Cook County GO, 5.00%, 11/15/29	3,270,000	3,285,509
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,156,035
Cook County Sales Tax Rev., 5.00%, 11/15/42 (BAM-TCRS)	3,000,000	3,118,280
Cook County Sales Tax Rev., 5.00%, 11/15/43 (BAM-TCRS)	2,000,000	2,069,326
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	7,275,000	7,600,516
Cook Sales Tax County Rev., 5.25%, 11/15/51	2,500,000	2,567,953
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	401,820
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	763,658
Illinois Development Finance Authority Rev., (Marillac State Vincent Ministries, Inc.), VRN, 2.85%, 11/15/39	2,150,000	2,092,926
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/27, Prerefunded at 100% of Par(6)	6,060,000	6,094,960
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	1,540,000	1,513,719
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/43 (GA: Centerpoint Properties TR)(2)	5,000,000	4,891,604
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(2)	500,000	509,230
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(2)	1,165,000	1,186,506
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(2)	5,000,000	5,092,301
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	993,438
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,831,374
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,088,697
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	506,738
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	317,679
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	503,537
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	573,250
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	965,000	969,232
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,502,031
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.25%, 10/1/39(2)	1,350,000	1,381,949
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/44(2)	1,550,000	1,501,344
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	328,471
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	695,578
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	713,832
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.00%, 8/1/37	1,000,000	1,001,558
Illinois Finance Authority Rev., (Rush System for Health Obligated Group), 5.00%, 11/15/30	3,000,000	3,165,107
Illinois Finance Authority Rev., (Rush System for Health Obligated Group), 5.00%, 11/15/32	3,500,000	3,797,333
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/30	1,000,000	1,078,101
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/31	2,000,000	2,171,130
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/32	1,000,000	1,098,489
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 1/1/33	1,000,000	1,108,751
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	10,706,161
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/35	1,500,000	1,686,720
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	4,816,358
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/59	4,230,000	4,538,898
Illinois Housing Development Authority Rev., (Island Terrace 4% Preservation Associates LP), VRN, 2.80%, 8/1/28	2,395,000	2,381,650
Illinois Housing Development Authority Rev., (Leclaire Partners A-North JV LP), VRN, 3.35%, 2/1/48	3,400,000	3,411,644
Illinois Housing Development Authority Rev., (MCI Sandwich Manor LLC), 4.45%, 8/1/42 (FNMA)	3,800,000	3,591,912
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/35 (AG)	4,615,000	5,116,292

Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,027,484
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	6,410,000	6,417,519
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	4,080,000	4,398,982
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,767,428
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/43 (BAM)	1,000,000	1,031,372
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/44 (BAM)	1,000,000	1,029,324
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/45 (BAM)	2,000,000	2,051,699
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	2,670,000	2,728,252
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/36 (NPFG)(5)	4,000,000	2,613,522
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/41 (AG-CR)(5)	1,245,000	612,041
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/34 (BAM)	2,210,000	2,423,786
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/35 (BAM)	1,865,000	2,026,649
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/36 (BAM)	2,525,000	2,723,862
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/33 (BAM)	175,000	190,460
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/34 (BAM)	200,000	218,670
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/35 (BAM)	265,000	290,326
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/36 (BAM)	355,000	385,069
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/37 (BAM)	300,000	322,643
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/38 (BAM)	400,000	426,211
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/39 (BAM)	365,000	385,105
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/40 (BAM)	385,000	402,964
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/41 (BAM)	305,000	316,602
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/42 (BAM)	320,000	330,512
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/43 (BAM)	320,000	329,292
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/44 (BAM)	340,000	348,548
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.50%, 1/1/45 (BAM)	250,000	263,963
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)	2,500,000	2,626,048
State of Illinois GO, 5.00%, 11/1/27	33,000,000	33,836,751
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,438,411
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,617,419
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,160,325
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,543,115
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,039,863
State of Illinois GO, 5.25%, 5/1/41	2,695,000	2,794,001
State of Illinois GO, 5.25%, 5/1/43	6,500,000	6,742,698
State of Illinois Sales Tax Rev., 5.00%, 6/15/31	2,350,000	2,528,662
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,304,399
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,591,136
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,130,024
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,832,486
Village of Westchester GO, 5.00%, 12/15/41 (BAM)	500,000	523,343

Village of Westchester GO, 5.00%, 12/15/42 (BAM)	1,000,000	1,042,597
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AG)	2,760,000	2,764,635
		357,778,649
Indiana — 1.0%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	340,051
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	434,407
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	814,524
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	844,239
Indiana Finance Authority Rev., (DePauw University), 5.00%, 10/1/46	400,000	392,221
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,882,853
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,001,444
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,031,384
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,051,320
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/32	700,000	748,024
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/33	945,000	1,014,411
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/42	1,300,000	1,322,939
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/43	1,200,000	1,218,701
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/34	1,210,000	1,352,585
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,761,655
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/64	3,555,000	3,730,741
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/27	1,120,000	1,122,220
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/28	2,005,000	2,008,765
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/29	2,500,000	2,503,937
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/35	1,120,000	1,174,716
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/36	1,345,000	1,399,391
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/37	1,415,000	1,352,579
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/38	1,250,000	1,177,485
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.125%, 7/1/39	1,300,000	1,216,837
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.25%, 7/1/44	2,000,000	1,779,211
Indiana Finance Authority Rev., (Westminster Village Greenwood, Inc. Obligated Group), 3.75%, 5/15/32	800,000	800,069
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), 4.80%, 9/1/41 (FNMA)	3,076,000	2,974,170
Indiana Housing & Community Development Authority Rev., (Henderson Court Housing LP), 4.54%, 3/1/43 (FNMA)	2,705,000	2,624,245
Indiana Municipal Power Agency Rev., 5.00%, 1/1/41	4,000,000	4,239,226
Indiana Municipal Power Agency Rev., 5.00%, 1/1/42	6,000,000	6,325,295
		51,639,645
Iowa — 0.8%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	6,750,000	7,560,935
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,395,536
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	10,000,000	11,235,598
PEFA, Inc. Rev., 5.00%, 4/1/35 (GA: Massachusetts Mutual Life)	20,000,000	20,933,748
		41,125,817
Kansas — 0.3%
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/41 (AG)	1,415,000	1,435,682
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/42 (AG)	1,485,000	1,504,859
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/43 (AG)	1,180,000	1,195,398
Garden City Rev., (City of Garden City KS STAR Bond District), 4.00%, 6/1/29(2)	475,000	477,355
Garden City Rev., (City of Garden City KS STAR Bond District), 4.25%, 6/1/33(2)	2,000,000	1,995,974
Manhattan Rev., (Meadowlark Hills Retirement Community Obligated Group), 3.75%, 6/1/31	1,000,000	999,280
Wichita Rev., (City of Wichita K-96 Greenwich STAR Bond District Phase III), 3.20%, 9/1/26(2)	2,620,000	2,620,000
Wichita Rev., (City of Wichita K-96 Greenwich STAR Bond District Phase III), 4.125%, 9/1/33(2)	2,805,000	2,786,491
Wyandotte County-Kansas City Unified Government Rev., (Wyandotte Cnty-Kansas City Unified Government Northwest Speedway Star Bond Dist), 5.50%, 3/1/46(2)	4,000,000	3,921,041
		16,936,080

Kentucky — 1.6%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/32	900,000	939,408
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/33	580,000	574,034
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/34	500,000	489,341
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/35	465,000	450,394
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/36	380,000	363,990
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/38	745,000	701,120
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,665,216
Kentucky Bond Development Corp. Rev., (Collegiate Housing Foundation/AL - Bowling Green LLC), 5.00%, 7/1/35 (AG)	680,000	742,894
Kentucky Bond Development Corp. Rev., (Collegiate Housing Foundation/AL - Bowling Green LLC), 5.00%, 7/1/36 (AG)	850,000	928,362
Kentucky Bond Development Corp. Rev., (Collegiate Housing Foundation/AL - Bowling Green LLC), 5.00%, 7/1/37 (AG)	1,000,000	1,081,528
Kentucky Bond Development Corp. Rev., (Collegiate Housing Foundation/AL - Bowling Green LLC), 5.00%, 7/1/38 (AG)	950,000	1,018,401
Kentucky Bond Development Corp. Rev., (Collegiate Housing Foundation/AL - Bowling Green LLC), 5.00%, 7/1/39 (AG)	900,000	952,420
Kentucky Bond Development Corp. Rev., (Collegiate Housing Foundation/AL - Bowling Green LLC), 5.00%, 7/1/40 (AG)	820,000	862,366
Kentucky Bond Development Corp. Rev., (Collegiate Housing Foundation/AL - Bowling Green LLC), 5.00%, 7/1/41 (AG)	735,000	765,747
Kentucky Bond Development Corp. Rev., (Collegiate Housing Foundation/AL - Bowling Green LLC), 5.00%, 7/1/42 (AG)	710,000	737,527
Kentucky Bond Development Corp. Rev., (Collegiate Housing Foundation/AL - Bowling Green LLC), 5.25%, 7/1/51 (AG)	6,000,000	6,134,206
Kentucky Municipal Power Agency Rev., 5.00%, 9/1/28	900,000	935,480
Kentucky Municipal Power Agency Rev., 5.00%, 9/1/29	1,000,000	1,054,616
Kentucky Municipal Power Agency Rev., 5.00%, 9/1/30	825,000	880,558
Kentucky Municipal Power Agency Rev., 5.00%, 9/1/31	1,250,000	1,340,872
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	12,000,000	12,553,028
Kentucky Public Energy Authority Rev., VRN, 5.25%, 6/1/55 (GA: Morgan Stanley)	5,000,000	5,255,374
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/31 (BAM)	2,000,000	2,066,166
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/33 (BAM)	1,750,000	1,801,802
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/27	5,500,000	5,608,226
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/28	11,000,000	11,463,297
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), 5.00%, 10/1/38	4,000,000	4,272,896
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), 5.00%, 10/1/39	5,000,000	5,279,351
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AG)	1,100,000	1,101,743
Paducah Electric Plant Board Rev., 5.00%, 10/1/27	500,000	511,297
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AG)	2,000,000	2,003,646
Paducah Electric Plant Board Rev., 5.00%, 10/1/28	625,000	650,613
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AG)	2,245,000	2,249,093
Paducah Electric Plant Board Rev., 5.00%, 10/1/29	725,000	765,420
Paducah Electric Plant Board Rev., 5.00%, 10/1/30	605,000	646,335
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AG)	1,500,000	1,502,734
Paducah Electric Plant Board Rev., 5.00%, 10/1/31	1,500,000	1,610,826
		83,960,327
Louisiana — 0.7%
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/43 (AG)	1,500,000	1,551,852
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/44 (AG)	1,905,000	1,961,743
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 5.00%, 12/1/39 (BAM)	500,000	522,649
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Calcasieu Parish School Board), 4.00%, 12/1/44 (BAM)	3,000,000	2,831,213
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/39 (BAM)	1,500,000	1,591,426
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/40 (BAM)	1,250,000	1,310,735
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/41 (BAM)	1,000,000	1,038,297
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (State James Place of Baton Rouge Obligated Group), 5.125%, 11/15/45	3,065,000	3,005,501
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,707,567
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,826,196

New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AG)	500,000	500,890
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AG)	800,000	831,889
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AG)	350,000	363,216
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AG)	1,100,000	1,137,579
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AG)	1,200,000	1,235,606
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AG)	1,200,000	1,229,295
Richland Parish Hospital Service District No. 1A Rev., 5.00%, 8/1/29	6,450,000	6,528,758
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	4,950,000	4,963,398
St.. John the Baptist Parish Rev., (Marathon Oil Corp.), VRN, 3.00%, 6/1/37	5,000,000	4,964,149
		39,101,959
Maryland — 0.9%
Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 4.00%, 6/1/35(2)	600,000	575,521
Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 5.00%, 6/1/45(2)	1,325,000	1,296,533
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,500,761
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.875%, 6/1/42	1,375,000	1,392,487
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	270,000	270,496
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	3,480,000	3,494,041
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,614,837
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	9,575,000	8,889,082
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/37 (AG)	350,000	375,882
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/38 (AG)	345,000	367,539
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/39 (AG)	325,000	342,327
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/40 (AG)	325,000	339,937
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/41 (AG)	245,000	254,458
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. Morgan State University Student Housing), 5.00%, 7/1/46 (AG)	1,500,000	1,528,354
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland College Park), 5.00%, 6/1/35 (AG)	1,230,000	1,231,355
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	513,052
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,041,885
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	465,000	470,614
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/28	565,000	580,136
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/30	1,015,000	1,061,656
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/32	1,785,000	1,884,514
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	1,200,000	1,268,589
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/35	1,075,000	1,127,045
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/36	1,080,000	1,122,514
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/37	1,120,000	1,154,873
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/38	450,000	460,062
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/39	435,000	440,086
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	121,358
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	131,411
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	176,684
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	252,109
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	302,220
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	327,076

Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,689,851
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,593,117
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,353,170
		48,545,632
Massachusetts — 2.8%
Massachusetts GO, 5.00%, 10/1/34	10,000,000	11,120,386
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,394,677
Massachusetts GO, 5.00%, 10/1/37	10,000,000	10,769,581
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	5,130,000	5,544,237
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/43	5,000,000	5,309,795
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/47	3,000,000	3,131,696
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/48	2,500,000	2,592,650
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/51	5,000,000	5,133,003
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	411,601
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,085,400
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,356,750
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,235,746
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,071,813
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,698,823
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	1,000,000	1,113,949
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/44(2)	2,500,000	2,455,415
Massachusetts Development Finance Agency Rev., (CHF Wentworth, Inc.), 5.00%, 7/1/36(2)	1,700,000	1,765,432
Massachusetts Development Finance Agency Rev., (CHF Wentworth, Inc.), 5.25%, 7/1/41(2)	2,600,000	2,650,745
Massachusetts Development Finance Agency Rev., (Dana-Farber Cancer Institute Obligated Group), 5.50%, 12/1/51	10,000,000	10,516,167
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,186,278
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,077,266
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(2)	2,000,000	2,000,485
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30, Prerefunded at 100% of Par(6)	465,000	501,846
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	1,850,000	1,864,058
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(2)	1,000,000	988,432
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	9,500,000	9,948,647
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/42	10,010,000	10,847,439
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/65	3,000,000	3,305,474
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), 5.00%, 9/1/27	1,250,000	1,278,903
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), 5.00%, 9/1/28	850,000	887,721
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), 5.00%, 9/1/29	465,000	493,826
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), 5.00%, 9/1/30	400,000	429,893
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), 5.00%, 9/1/31	450,000	489,399
Massachusetts School Building Authority Rev., 5.00%, 2/15/38	1,070,000	1,208,880
Quincy GO, 5.00%, 8/13/27	25,000,000	25,525,240
		148,391,653
Michigan — 2.5%
Avondale School District GO, 4.00%, 11/1/43 (Q-SBLF)	4,645,000	4,441,563
Avondale School District GO, 4.00%, 11/1/44 (Q-SBLF)	2,250,000	2,129,238
Avondale School District GO, 4.125%, 11/1/45 (Q-SBLF)	1,250,000	1,192,742
Birmingham City School District GO, 5.00%, 5/1/32	1,000,000	1,095,878
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,663,006
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,831,754
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,973,297
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,832,306
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,447,021
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,565,889

Detroit GO, 5.00%, 4/1/32	1,275,000	1,340,794
Detroit GO, 5.00%, 4/1/35	1,000,000	1,017,860
Detroit GO, 5.00%, 4/1/36	3,215,000	3,347,357
Detroit GO, 5.00%, 4/1/37	1,750,000	1,775,113
Detroit GO, 5.00%, 4/1/38	1,950,000	2,009,651
Detroit GO, 4.00%, 4/1/41	1,100,000	994,764
Detroit GO, 4.00%, 4/1/42	1,050,000	957,148
Detroit GO, 6.00%, 5/1/43	250,000	270,450
Detroit GO, 5.00%, 4/1/46	1,745,000	1,758,072
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/38	1,300,000	1,386,424
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/39	500,000	528,908
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	1,360,000	1,422,858
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/41	1,500,000	1,552,080
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	2,265,000	2,334,888
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/28	1,200,000	1,252,643
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/29	1,700,000	1,801,462
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30	6,430,000	6,430,380
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	1,955,000	2,150,408
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/38	1,000,000	1,080,489
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/29	4,000,000	4,238,020
Great Lakes Water Authority Water Supply Systems Rev., VRN, 3.45%, 7/1/56	11,030,000	11,017,533
Green Lake Township Economic Development Corp. Rev., (Interlochen Center for the Arts), VRDN, 3.05%, 9/1/26 (LOC: PNC Bank N.A.)	800,000	800,000
Kalamazoo Economic Development Corp. Rev., 4.25%, 8/15/31(2)	1,665,000	1,644,396
Kalamazoo Economic Development Corp. Rev., (Friendship Village of Kalamazoo Obligated Group), 3.90%, 8/15/31(2)	2,190,000	2,162,660
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,083,637
Livonia Public Schools GO, 5.00%, 5/1/33 (AG)	400,000	442,902
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/28	2,000,000	2,071,090
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	3,950,000	3,660,146
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,417,990
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/34	2,000,000	2,029,435
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement), 4.00%, 6/1/36	1,200,000	1,206,369
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 10/15/30	1,500,000	1,618,800
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 10/15/46	3,000,000	3,139,060
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 10/15/51	1,250,000	1,277,953
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	5,455,000	5,869,638
Michigan State Hospital Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/32	7,000,000	7,570,831
Michigan State Hospital Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/34	2,000,000	2,189,377
Michigan State Hospital Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/36	2,400,000	2,618,749
Michigan State Hospital Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.25%, 11/15/53	5,600,000	5,730,575
Michigan State Housing Development Authority Rev., (Clark Road Family Ltd. Dividend Housing Association LP), VRN, 2.67%, 12/1/42	1,565,000	1,564,799
Michigan Strategic Fund Rev., (Detroit Brownfield Redevelopment Authority Bedrock Detroit), 4.25%, 10/1/36(2)	2,300,000	2,297,320
Michigan Strategic Fund Rev., (Detroit Brownfield Redevelopment Authority Bedrock Detroit), 4.625%, 10/1/41(2)	1,785,000	1,767,952
Michigan Strategic Fund Rev., (Detroit Brownfield Redevelopment Authority Bedrock Detroit), 5.50%, 10/1/53(2)	1,755,000	1,751,616
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,680,812
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AG)	1,750,000	1,894,484
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AG)	600,000	653,569
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AG)	1,250,000	1,350,689
		132,334,845

Minnesota — 0.3%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,020,330
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,013,465
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	360,536
Rochester Rev., (Mayo Clinic), 5.00%, 11/15/42	2,250,000	2,386,805
Rochester Rev., (Mayo Clinic), 5.00%, 11/15/45	6,000,000	6,283,203
Rochester Rev., (Mayo Clinic), 5.00%, 11/15/46	2,000,000	2,081,857
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/36	3,335,000	3,635,351
		16,781,547
Mississippi — 0.3%
Hinds County COP, 4.625%, 9/1/54 (BAM)(2)	3,840,000	3,497,201
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.00%, 9/1/26 (GA: Chevron Corp.)	425,000	425,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.00%, 9/1/26 (GA: Chevron Corp.)	1,525,000	1,525,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System), 6.875%, 12/1/40 (AG)	4,250,000	4,380,008
Mississippi Home Corp. Rev., (MS3 Housing LP), 4.55%, 4/1/42 (FNMA), (HUD)	4,655,000	4,620,555
		14,447,764
Missouri — 0.8%
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/27	1,100,000	1,111,888
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/30	1,355,000	1,367,597
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/31	1,255,000	1,265,806
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,066,646
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,061,140
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 5.00%, 4/1/59	2,080,000	2,247,755
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/44	700,000	716,337
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,005,157
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.00%, 6/1/29	4,500,000	4,690,805
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/40	1,100,000	1,189,383
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/41	2,100,000	2,259,322
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/40	825,000	903,719
Joplin Industrial Development Authority Rev., (Woodsonia Marketplace Community Improvement District), 4.75%, 5/1/36	365,000	368,057
Joplin Industrial Development Authority Rev., (Woodsonia Marketplace Community Improvement District), 5.375%, 5/1/46	1,045,000	1,052,998
Joplin Industrial Development Authority Rev., (Woodsonia Marketplace Community Improvement District), 5.75%, 5/1/53	2,905,000	2,933,824
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	257,628
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	515,250
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	538,595
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	485,707
Phelps County Rev., (Phelps County Regional Medical Center), 5.00%, 12/1/40	1,000,000	1,017,327
Phelps County Rev., (Phelps County Regional Medical Center), 5.75%, 12/1/45	2,700,000	2,837,969
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	3,466,004	3,401,413
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	500,000
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	979,275
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	643,313
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,028,809
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/41	1,000,000	931,394
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,105,000	1,029,568
		39,406,682
Montana — 0.0%
Montana Facility Finance Authority Rev., (State John's Lutheran Ministries, Inc. Obligated Group), 4.10%, 11/15/31	1,590,000	1,593,573
Nebraska — 1.8%
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	14,000,000	14,480,861
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	36,455,039

Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,832,928
Nebraska Public Power District Rev., 5.00%, 7/1/28	30,000,000	30,904,668
Omaha Airport Authority Rev., 5.00%, 12/15/43	1,000,000	1,056,445
Omaha Airport Authority Rev., 5.00%, 12/15/44	1,215,000	1,277,060
Omaha Airport Authority Rev., 5.00%, 12/15/45	850,000	890,315
Omaha Airport Authority Rev., 5.00%, 12/15/46	630,000	654,817
Omaha Airport Authority Rev., 5.00%, 12/15/51	3,000,000	3,053,201
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	1,986,854
		93,592,188
Nevada — 1.0%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	742,277
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	771,171
City of Las Vegas Special Improvement District No. 614 Special Assessment, 5.00%, 6/1/41	200,000	193,725
Henderson Local Improvement Districts Special Assessment, (City of Henderson NV Local Improvement District No. T-23-1), 5.00%, 3/1/41	270,000	266,490
Henderson Local Improvement Districts Special Assessment, (City of Henderson NV Local Improvement District No. T-23-1), 5.25%, 3/1/46	250,000	244,376
Henderson Local Improvement Districts Special Assessment, (City of Henderson NV Local Improvement District No. T-23-1), 5.50%, 3/1/51	425,000	413,637
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(6)	1,270,000	1,300,449
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(6)	1,840,000	1,897,952
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/31 (BAM)	1,245,000	1,351,510
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/33 (BAM)	1,000,000	1,100,978
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/35 (BAM)	1,000,000	1,095,153
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/37 (BAM)	1,000,000	1,078,304
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/38 (BAM)	1,000,000	1,070,418
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/34	650,000	711,492
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/35	700,000	759,564
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/36	1,000,000	1,077,168
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/37	795,000	850,061
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/38	800,000	848,335
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	420,000	379,125
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	940,000	785,209
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	885,000	791,904
Las Vegas Special Improvement District No. 613 Special Assessment, 5.00%, 12/1/39	375,000	379,970
Las Vegas Special Improvement District No. 613 Special Assessment, 5.25%, 12/1/47	915,000	901,992
Las Vegas Special Improvement District No. 614 Special Assessment, 5.25%, 6/1/46	330,000	314,097
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	450,000	422,333
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	495,000	443,006
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	920,000	920,016
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	635,000	497,977
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,320,000	2,473,147
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,395,000	959,788
Las Vegas Special Improvement District No. 817 Special Assessment, 5.50%, 6/1/38	370,000	390,216
Las Vegas Special Improvement District No. 817 Special Assessment, 5.75%, 6/1/43	495,000	521,291
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/48	985,000	1,031,590

Las Vegas Special Improvement District No. 819 Special Assessment, 5.00%, 6/1/40	325,000	331,304
Las Vegas Special Improvement District No. 819 Special Assessment, 5.25%, 6/1/45	325,000	331,372
Nevada Housing Division Rev., (Serene Pines LP), VRN, 2.95%, 6/1/45	2,500,000	2,469,878
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/29	1,485,000	1,555,563
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/34	1,010,000	1,046,394
Reno Rev., (County of Washoe NV Sales Tax), 5.00%, 6/1/36	1,000,000	1,031,001
Reno Rev., (County of Washoe NV Sales Tax), 4.00%, 6/1/43	1,000,000	921,385
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	915,000	914,127
State of Nevada GO, 5.00%, 5/1/37	6,960,000	7,554,660
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/27	1,560,000	1,569,571
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/32	3,035,000	3,171,184
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/34	1,000,000	1,037,411
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	3,003,587
		51,922,158
New Hampshire — 0.8%
New Hampshire Business Finance Authority Rev., (Lockhart Independent School District), 5.00%, 12/1/41	8,045,000	8,130,437
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	909,690
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	698,053
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	836,007
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,393,347
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,121,824
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,431,184
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	12,869,385	12,896,266
New Hampshire Business Finance Authority Rev., Class A, 5.10%, 12/20/42	8,875,000	9,058,423
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	1,145,000	1,146,718
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/40	2,000,000	2,002,870
		39,624,819
New Jersey — 2.8%
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AG)	1,100,000	1,116,068
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/27 (BAM)	3,000,000	3,048,560
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/28 (BAM)	6,000,000	6,092,831
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge), 5.00%, 7/1/33	1,000,000	1,009,808
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 6/15/27	5,000,000	5,038,785
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,011,353
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/30	5,150,000	5,413,641
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/31	4,790,000	5,080,689
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	2,500,000	2,655,736
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	10,342,477
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	1,505,000	1,458,090
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,011,108
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,009,003
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28, Prerefunded at 100% of Par(6)	3,500,000	3,689,613
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/29	2,770,000	2,902,927
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/31	6,000,000	6,352,927
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	4,000,000	4,131,220
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/35	17,500,000	18,051,239
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/37	1,000,000	1,066,759
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	1,855,000	1,858,604
New Jersey Turnpike Authority Rev., 5.00%, 1/1/43	2,000,000	2,108,486
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,000,000	1,041,530
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,640,000	1,719,609

New Jersey Turnpike Authority Rev., 5.00%, 1/1/45	1,500,000	1,567,230
New Jersey Turnpike Authority Rev., 5.00%, 1/1/46	4,500,000	4,707,432
New Jersey Turnpike Authority Rev., 5.00%, 1/1/47	3,500,000	3,645,146
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	5,000,000	5,185,299
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,031,214
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,386,350
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,688,591
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/27	1,025,000	1,040,834
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	5,972,218
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,093,634
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,773,530
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	5,500,000	5,638,454
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,084,911
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	7,000,000	7,135,297
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/37	1,000,000	1,016,442
		147,177,645
New Mexico — 0.1%
Aspire Public Improvement District Special Tax, 4.45%, 10/1/33	340,000	336,593
Aspire Public Improvement District Special Tax, 5.05%, 10/1/44	415,000	391,528
Mesa Del Sol Public Improvement District No. 1 Rev., 4.35%, 10/1/36(2)	725,000	715,431
Mesa Del Sol Public Improvement District No. 1 Rev., 4.35%, 10/1/36(2)	750,000	740,102
Mesa Del Sol Public Improvement District No. 1 Rev., 4.85%, 10/1/43(2)	780,000	758,815
Mesa Del Sol Public Improvement District No. 1 Rev., 5.10%, 10/1/46(2)	500,000	489,954
New Mexico Finance Authority Rev., 5.00%, 6/1/28	210,000	210,399
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	801,182
		4,444,004
New York — 9.4%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,811,748
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 5.00%, 12/15/31	25,000,000	24,975,667
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/36	5,855,000	5,878,745
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	10,000,000	9,404,089
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/43	10,000,000	10,385,938
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,851,424
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	909,463
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	4,500,000	4,476,969
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,040,665
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,152,561
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,348,693
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,007,945
Metropolitan Transportation Authority Rev., VRDN, 3.05%, 9/1/26 (LOC: Truist Bank)	6,100,000	6,100,000
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,301,101
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/38	770,000	817,696
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/39	1,100,000	1,157,724
New York City GO, 5.00%, 8/1/35	5,900,000	6,409,425
New York City GO, 5.00%, 8/1/37	5,520,000	5,905,709
New York City GO, 5.25%, 10/1/39	2,000,000	2,127,027
New York City GO, 5.00%, 2/1/40	3,400,000	3,582,502
New York City GO, 5.25%, 10/1/40	3,000,000	3,168,568
New York City GO, 5.00%, 8/1/43	4,000,000	4,159,962
New York City GO, 4.00%, 9/1/46	4,960,000	4,497,270
New York City GO, 4.00%, 3/1/47	5,000,000	4,420,869
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,006,808
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,722,645
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.50%, 6/15/39	3,000,000	3,379,763
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,201,804

New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,483,791
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	9,145,000	8,452,275
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	7,114,319
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/46	7,500,000	7,814,134
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	6,155,000	6,554,880
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,553,624
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/36	1,740,000	1,882,527
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	374,558
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,441,663
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,043,607
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/39	2,000,000	2,101,423
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,085,442
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	13,580,000	14,407,981
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/41	5,000,000	5,243,685
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/41	2,000,000	2,105,974
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,441,822
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/42	2,000,000	2,099,607
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/42	5,000,000	5,249,017
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/43	1,500,000	1,567,528
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/44	1,500,000	1,559,657
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/45	8,575,000	8,801,486
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/45	1,500,000	1,551,832
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/42	3,000,000	3,185,379
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/43	2,250,000	2,381,665
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/44	2,850,000	3,009,270
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/45	1,700,000	1,787,819
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	10,901,971
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AG)	1,000,000	1,107,712
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AG)	400,000	440,425
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AG)	475,000	519,331
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AG)	700,000	765,060
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)(6)	15,000	15,708
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,090,000	3,242,208
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,535,412
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.05%, 11/15/30	2,625,000	2,616,814
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	5,000,000	5,515,576
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/33	5,000,000	5,567,538
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/38	13,490,000	13,700,977
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	2,135,000	2,055,958
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	11,645,000	11,006,050
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	4,000,000	4,215,639
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/42	1,750,000	1,846,848
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/43	2,000,000	2,103,118
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/44	3,400,000	3,560,897
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/45	10,000,000	9,221,144
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/46	5,040,000	4,601,292
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/45	1,500,000	1,603,080
New York State Housing Finance Agency Rev., (160 Madison Ave LLC), VRDN, 3.30%, 9/1/26 (LOC: Landesbank Hessen-Thueringen)	27,160,000	27,160,000
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	3,270,000	3,271,748
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	1,365,000	1,370,625
New York State Housing Finance Agency Rev., VRN, 3.25%, 5/1/66 (SONYMA)	8,335,000	8,293,973
New York State Thruway Authority Rev., 4.00%, 1/1/37 (BAM-TCRS)	4,980,000	4,903,112
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 9/15/45	15,000,000	15,735,583

New York State Thruway Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	5,000,000	5,306,358
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,510,610
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	5,355,000	5,696,979
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/37	1,280,000	1,338,112
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,177,957
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	5,750,000	5,339,378
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/42	3,280,000	3,025,568
State of New York GO, 5.00%, 3/15/40	1,675,000	1,803,610
State of New York GO, 5.00%, 3/15/41	1,750,000	1,873,625
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	565,000	565,641
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,000,899
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,010,223
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.00%, 11/15/43	5,000,000	5,322,375
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.00%, 11/15/44	3,000,000	3,168,119
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.00%, 11/15/45	2,500,000	2,627,282
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	590,874
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	798,709
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,572,706
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,302,364
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,311,093
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000,000	1,038,153
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	1,350,000	1,396,297
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,375,000	1,415,619
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	1,500,000	1,530,987
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	6,125,000	6,433,157
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AG)	2,000,000	2,176,013
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AG)	2,000,000	2,199,599
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AG)	1,500,000	1,646,282
		492,554,133
North Carolina — 1.7%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,195,413
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,349,290
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/28	1,000,000	1,030,962
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/29	1,500,000	1,576,873
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/30	1,340,000	1,406,458
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.625%, 1/15/48	1,000,000	1,006,195
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.25%, 1/15/50	3,500,000	3,511,525
Greenville Utilities Commission Rev., 5.00%, 9/1/43	2,170,000	2,301,653
Greenville Utilities Commission Rev., 5.00%, 9/1/44	3,230,000	3,410,286
Nash Health Care Systems Rev., 5.00%, 2/1/32	2,500,000	2,686,624
North Carolina Capital Facilities Finance Agency Rev., (Wake Forest University), 5.00%, 1/1/36	4,000,000	4,502,923
North Carolina Medical Care Commission Rev., (Carolina Village Obligated Group), 4.25%, 4/1/33	995,000	995,711
North Carolina Medical Care Commission Rev., (Carolina Village Obligated Group), 5.00%, 4/1/34	490,000	511,440
North Carolina Medical Care Commission Rev., (Carolina Village Obligated Group), 5.00%, 4/1/35	515,000	536,700
North Carolina Medical Care Commission Rev., (Carolina Village Obligated Group), 5.00%, 4/1/36	760,000	788,870
North Carolina Medical Care Commission Rev., (Carolina Village Obligated Group), 5.25%, 4/1/41	1,090,000	1,100,167
North Carolina Medical Care Commission Rev., (Carolina Village Obligated Group), 5.375%, 4/1/46	490,000	489,394
North Carolina Medical Care Commission Rev., (Carolina Village Obligated Group), 5.375%, 4/1/51	1,710,000	1,661,897
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.20%, 11/1/30	13,560,000	13,321,164

North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,775,040
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,022,617
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	957,612
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.25%, 9/1/28	845,000	846,890
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,016,112
North Carolina Medical Care Commission Rev., (Plantation Village, Inc. Obligated Group), 3.35%, 1/1/31	3,750,000	3,740,235
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,825,084
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,037,029
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,102,426
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,140,882
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,252,092
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group NC), 4.00%, 10/1/45	1,000,000	860,138
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,004,696
North Carolina Turnpike Authority Rev., 5.00%, 1/1/33 (AG)	2,570,000	2,672,213
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	15,617,584
State of North Carolina Rev., 5.00%, 3/1/40	2,250,000	2,405,921
		88,660,116
Ohio — 2.2%
American Municipal Power, Inc. Rev., 5.00%, 2/15/34	980,000	1,059,212
American Municipal Power, Inc. Rev., 5.00%, 2/15/36	1,080,000	1,155,112
American Municipal Power, Inc. Rev., 5.00%, 2/15/37	1,135,000	1,203,904
American Municipal Power, Inc. Rev., 5.00%, 2/15/38	1,190,000	1,250,520
American Municipal Power, Inc. Rev., 5.00%, 2/15/40	1,315,000	1,355,715
American Municipal Power, Inc. Rev., 5.00%, 2/15/41	1,380,000	1,408,693
American Municipal Power, Inc. Rev., 5.00%, 2/15/42	1,450,000	1,474,283
American Municipal Power, Inc. Rev., 5.00%, 2/15/43	1,520,000	1,538,351
American Municipal Power, Inc. Rev., 5.00%, 2/15/44	1,595,000	1,606,195
American Municipal Power, Inc. Rev., 5.00%, 2/15/45	1,550,000	1,555,213
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/34	3,055,000	3,223,552
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	3,145,000	3,302,501
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	6,505,000	6,772,750
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	5,375,000	5,374,771
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	5,000,000	4,868,059
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	465,000	473,324
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,653,729
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	2,025,000	2,002,948
Columbus-Franklin County Finance Authority Rev., (TWG Castle LP), VRN, 3.20%, 6/1/44	1,700,000	1,701,870
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,608,967
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,759,596
Dayton-Montgomery County Port Authority Rev., (Magnus Forest Avenue LP), VRN, 3.20%, 1/1/44	7,565,000	7,578,899
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	3,578,000	3,553,767
Hamilton Sewer System Rev., 5.00%, 12/1/26	2,000,000	2,011,810
Hamilton Sewer System Rev., 5.00%, 12/1/27	1,125,000	1,158,089
Lorain Metropolitan Housing Authority Rev., (Wilkes Villa LLC), VRN, 3.22%, 6/1/29 (HUD)	4,500,000	4,505,768
Miami University Rev., 5.00%, 9/1/38	3,500,000	3,839,827
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/41	500,000	514,841
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/42	1,000,000	1,026,477
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/43	1,000,000	1,022,665
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	386,763
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	444,328
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	776,009

Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	716,169
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	813,197
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,551,144
Ohio Water Development Authority Rev., (Ohio Water Development Authority Fresh Water Fund), 5.00%, 6/1/37	4,240,000	4,754,530
Ohio Water Development Authority Rev., (Ohio Water Development Authority Fresh Water Fund), 5.00%, 6/1/38	3,500,000	3,886,969
Ohio Water Development Authority Rev., (Ohio Water Development Authority Fresh Water Fund), 5.00%, 12/1/38	2,500,000	2,762,312
Ohio Water Development Authority Rev., (Ohio Water Development Authority Fresh Water Fund), 5.00%, 6/1/39	2,500,000	2,747,461
Ohio Water Development Authority Rev., (Ohio Water Development Authority Fresh Water Fund), 5.00%, 12/1/39	1,750,000	1,913,710
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33	4,000,000	4,471,440
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,121,922
Port of Greater Cincinnati Development Authority Rev., (Cambridge Arms Preservation LP), 4.40%, 11/1/40 (FNMA)	8,481,000	7,910,164
State of Ohio Rev., 5.00%, 12/15/33	700,000	750,190
State of Ohio Rev., 5.00%, 12/15/34	1,000,000	1,066,101
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	3,040,000	3,275,650
Toledo GO, 5.00%, 12/1/37 (BAM)	395,000	424,490
Toledo GO, 5.00%, 12/1/38 (BAM)	350,000	372,668
Toledo GO, 5.00%, 12/1/39 (BAM)	440,000	462,737
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,464,957
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,879,200
		117,513,519
Oklahoma — 0.4%
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/31	1,125,000	1,212,831
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/32	750,000	815,265
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/33	1,000,000	1,095,358
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/34	1,000,000	1,088,572
Lawton Industrial Development Authority Rev., (City of Lawton OK Sales Tax), 5.00%, 7/1/35	500,000	540,188
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/36	150,000	162,157
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/37	150,000	160,944
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/38	150,000	159,557
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/39	175,000	183,684
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/40	250,000	260,879
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/41	250,000	258,680
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/42	300,000	309,656
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/43	300,000	308,514
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/44	300,000	307,655
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/45	300,000	307,592
Lawton Industrial Development Authority Rev., (City of Lawton Sales Tax Revenue), 5.00%, 7/1/46	350,000	357,569
Oklahoma City Public Property Authority Rev., (City of Oklahoma City Sales and Use Tax), 5.00%, 6/1/34	3,135,000	3,478,642
Oklahoma Housing Finance Agency Rev., (Villages at Rose Hill LLC), VRN, 3.125%, 6/1/45	3,000,000	3,002,130
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41	1,210,000	1,289,926
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42	1,380,000	1,463,698
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48	5,385,000	4,904,835
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	903,516
		22,571,848
Oregon — 0.8%
Albany Hospital Facility Authority Rev., (Mennonite Home of Albany, Inc. Obligated Group), 3.20%, 11/15/29	2,000,000	2,001,363
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/32	500,000	505,634
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/37	500,000	502,648
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	3,900,000	3,752,173
Clackamas County School District No. 12 North Clackamas GO, Capital Appreciation, 0.00%, 6/15/35 (SCH BD GTY)(5)	10,000,000	6,885,318
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,257,366
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/32 (SCH BD GTY)(5)	1,000,000	813,815

Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/33 (SCH BD GTY)(5)	1,000,000	779,701
Oregon City School District No. 62 GO, Capital Appreciation, 0.00%, 6/15/34 (SCH BD GTY)(5)	1,000,000	743,914
Oregon Housing & Community Services Department Rev., (Civic Station Housing LP), VRN, 3.125%, 7/1/44	1,665,000	1,666,146
Oregon State Lottery Rev., 5.00%, 4/1/40	750,000	809,167
Oregon State Lottery Rev., 5.00%, 4/1/41	500,000	535,289
Oregon State Lottery Rev., 5.25%, 4/1/42	500,000	544,748
State of Oregon GO, VRDN, 3.05%, 9/1/26 (LIQ FAC: JPMorgan Chase Bank N.A.)	335,000	335,000
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,143,201
Tri-County Metropolitan Transportation District of Oregon Rev., 5.00%, 9/1/38	4,250,000	4,711,105
Tri-County Metropolitan Transportation District of Oregon Rev., 5.00%, 9/1/39	2,805,000	3,072,898
Tri-County Metropolitan Transportation District of Oregon Rev., 4.00%, 9/1/47	5,000,000	4,699,229
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/41 (SCH BD GTY)(5)	6,500,000	3,229,372
Washington & Multnomah Counties School District No. 48J Beaverton GO, Capital Appreciation, 0.00%, 6/15/42 (SCH BD GTY)(5)	5,000,000	2,344,172
		43,332,259
Pennsylvania — 3.6%
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	4,000,000	4,184,381
Allentown City School District GO, 5.00%, 6/1/44 (BAM), (ST AID WITHHLDG)	8,095,000	8,402,887
Allentown City School District GO, 5.00%, 6/1/45 (BAM), (ST AID WITHHLDG)	2,500,000	2,587,505
Bucks County Water & Sewer Authority Rev., 4.00%, 12/1/42 (AG)	2,750,000	2,642,033
Coatesville School District GO, 5.00%, 11/15/43 (BAM), (ST AID WITHHLDG)(1)	1,245,000	1,284,094
Coatesville School District GO, 5.00%, 11/15/44 (BAM), (ST AID WITHHLDG)(1)	3,860,000	3,962,332
Coatesville School District GO, 5.00%, 11/15/45 (BAM), (ST AID WITHHLDG)(1)	2,510,000	2,576,529
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,588,626
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,325,000	6,529,306
Commonwealth Financing Authority Rev., 5.00%, 6/1/33	3,205,000	3,303,033
Commonwealth Financing Authority Rev., 5.00%, 6/1/34	6,940,000	7,139,903
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AG)	11,150,000	10,513,265
Delaware River Port Authority Rev., 5.00%, 1/1/39	6,000,000	6,474,875
Delaware River Port Authority Rev., 5.00%, 1/1/40	2,100,000	2,243,433
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,017,280
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,484,988
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,305,893
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/29	1,355,000	1,426,211
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/30	1,060,000	1,127,071
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/31	1,110,000	1,191,165
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/32	1,545,000	1,666,007
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/33	1,610,000	1,744,447
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/34	1,265,000	1,373,601
Lancaster County Hospital Authority Rev., (Masonic Villages of the Grand Lodge of Pennsylvania), 5.00%, 11/1/35	465,000	504,150
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	8,000,000	8,155,286
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	553,629
Pennsylvania COP, 5.00%, 7/1/29	600,000	619,375
Pennsylvania COP, 5.00%, 7/1/30	750,000	773,004
Pennsylvania COP, 5.00%, 7/1/31	850,000	874,222
Pennsylvania COP, 5.00%, 7/1/35	450,000	459,683
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	2,261,000	2,265,970
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	7,965,802
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,187,565
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	538,348

Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	561,435
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,055,471
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	4,845,000	5,198,220
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/42	1,000,000	1,062,842
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/42	1,000,000	1,062,842
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/43	2,000,000	2,116,282
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/44	1,000,000	1,052,171
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/45	1,875,000	1,966,250
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,003,833
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/29 (AG)	1,465,000	1,486,820
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/30 (AG)	2,960,000	3,001,862
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/31 (AG)	1,610,000	1,631,558
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/32 (AG)	1,800,000	1,822,574
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/34	1,000,000	1,093,650
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/41 (AG)	2,000,000	2,124,663
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/42 (AG)	1,000,000	1,059,674
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/43 (AG)	1,325,000	1,399,693
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AG)	1,280,000	1,422,210
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AG)	1,500,000	1,652,507
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/41	700,000	745,405
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/42	750,000	795,632
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/43	750,000	790,173
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/44	725,000	760,043
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/45	650,000	679,101
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,560,051
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,670,486
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,023,536
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,834,109
Reading School District GO, 5.00%, 3/1/28 (AG), (ST AID WITHHLDG)	1,025,000	1,036,382
Reading School District GO, 5.00%, 3/1/37 (AG), (ST AID WITHHLDG)	1,500,000	1,508,637
Reading School District GO, 5.00%, 3/1/38 (AG), (ST AID WITHHLDG)	1,500,000	1,508,527
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	2,200,000	2,200,000
School District of Philadelphia GO, 5.00%, 9/1/27 (ST AID WITHHLDG)	500,000	510,714
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	475,000	494,759
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	5,000,000	5,000,000
School District of Philadelphia GO, 5.00%, 9/1/29 (ST AID WITHHLDG)	1,225,000	1,273,181
School District of Philadelphia GO, 5.00%, 9/1/30 (ST AID WITHHLDG)	3,000,000	3,111,292
School District of Philadelphia GO, 5.00%, 9/1/33 (ST AID WITHHLDG)	1,625,000	1,675,659
Scranton GO, 5.00%, 11/15/28 (AG)	1,545,000	1,602,976
Scranton GO, 5.00%, 11/15/29 (AG)	1,875,000	1,966,823
Scranton GO, 5.00%, 11/15/30 (AG)	920,000	973,757
Scranton GO, 5.00%, 11/15/31 (AG)	1,675,000	1,783,309
Scranton GO, 5.00%, 11/15/32 (AG)	1,520,000	1,605,739
Scranton School District GO, 5.00%, 12/1/32 (BAM), (ST AID WITHHLDG)	1,000,000	1,021,261
Scranton School District GO, 5.00%, 12/1/34 (BAM), (ST AID WITHHLDG)	1,650,000	1,680,111
Scranton School District GO, 5.00%, 12/1/35 (BAM), (ST AID WITHHLDG)	750,000	762,680
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,817,925
State Public School Building Authority Rev., (Delaware County Community College), 5.00%, 10/1/26 (BAM)	685,000	686,132
State Public School Building Authority Rev., (Delaware County Community College), 5.00%, 10/1/27 (BAM)	650,000	664,266
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,030,864
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	339,753
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	458,526
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 5.125%, 11/15/46	670,000	679,120
		190,691,385

Puerto Rico — 0.5%
Puerto Rico GO, VRN, 0.00%, 11/1/51	2,964,748	1,930,792
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	18,000,000	17,618,749
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	15,000,000	3,931,245
		23,480,786
Rhode Island — 0.4%
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/27 (AG)	1,635,000	1,669,644
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/29 (AG)	1,810,000	1,843,280
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/32 (AG)	2,000,000	2,029,196
Providence Public Building Authority Rev., (City of Providence RI), 4.00%, 9/15/33 (AG)	5,620,000	5,658,169
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/40 (AG)	1,100,000	1,158,095
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/41 (AG)	1,000,000	1,049,318
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/32 (BAM)	265,000	293,184
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/33 (BAM)	365,000	407,378
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/34 (BAM)	300,000	336,214
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/35 (BAM)	260,000	292,042
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/36 (BAM)	270,000	303,454
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/37 (BAM)	275,000	306,475
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/38 (BAM)	360,000	397,264
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/39 (BAM)	305,000	331,977
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/40 (BAM)	410,000	444,550
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/41 (BAM)	500,000	538,757
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/42 (BAM)	1,000,000	1,075,157
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/44 (BAM)	1,000,000	1,067,565
Providence Public Building Authority Rev., (City of Providence), 5.50%, 11/1/45 (BAM)	625,000	666,018
		19,867,737
South Carolina — 1.0%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.00%, 11/1/30	275,000	272,865
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	1,000,000	931,111
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,129,481
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,068,754
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,486,363
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,643,781
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,051,155
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/42	500,000	479,511
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/43	515,000	490,778
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/44	500,000	475,984
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/45	750,000	706,836
Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.25%, 10/1/45(2)	800,000	804,331
Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,030,538
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,008,349
Medical University Hospital Authority Rev., 5.25%, 5/15/42 (FHA)	675,000	707,842
Medical University Hospital Authority Rev., 5.25%, 11/15/42 (FHA)	500,000	524,518
Medical University Hospital Authority Rev., 5.25%, 11/15/43 (FHA)	750,000	783,607
Medical University Hospital Authority Rev., 5.25%, 5/15/44 (FHA)	1,600,000	1,664,952
Medical University Hospital Authority Rev., 5.25%, 11/15/44 (FHA)	550,000	572,794
Medical University Hospital Authority Rev., 5.25%, 5/15/45 (FHA)	1,110,000	1,151,038
Medical University Hospital Authority Rev., 5.25%, 11/15/45 (FHA)	750,000	778,199
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	8,250,000	8,690,541
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.00%, 11/1/26(2)	215,000	214,275
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.625%, 11/1/31(2)	1,000,000	917,643
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	995,000	838,860

South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.25%, 11/15/39	820,000	828,916
South Carolina Public Service Authority Rev., 5.00%, 12/1/33	1,100,000	1,214,934
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	1,750,000	1,936,825
South Carolina Public Service Authority Rev., 5.00%, 12/1/35	575,000	637,465
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	1,000,000	1,103,439
South Carolina State Housing Finance & Development Authority Rev., (Fairview Gardens Preservation LP), 4.50%, 7/1/43 (FHLMC)	9,000,000	8,805,714
South Carolina State Housing Finance & Development Authority Rev., (Oak Grove at Hunt Club LLC), VRN, 3.15%, 11/1/43	1,945,000	1,946,467
		53,897,866
South Dakota — 0.1%
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 5.00%, 9/1/40	2,960,000	3,065,098
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 5.00%, 9/1/45	3,490,000	3,561,320
		6,626,418
Tennessee — 1.4%
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/39	550,000	611,538
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/40	825,000	912,081
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/41	1,000,000	1,099,379
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/42	700,000	767,101
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/43	550,000	601,222
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/45	1,470,000	1,595,527
Johnson City Health & Educational Facilities Board Rev., (DGA Lakewood LP), VRN, 2.85%, 4/1/29 (HUD)	1,000,000	1,000,000
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	1,530,000	1,652,015
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	1,820,000	1,867,820
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/33 (BAM)	650,000	711,154
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/34 (BAM)	550,000	598,018
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/35 (BAM)	600,000	647,849
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/36 (BAM)	875,000	938,521
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (ECG East Bank LP), VRN, 3.05%, 1/1/45	3,100,000	3,059,602
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	2,250,000	2,331,651
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/42	2,000,000	2,091,756
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/43	2,250,000	2,344,582
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/45	5,265,000	5,436,744
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/38 (AG)	1,310,000	1,402,612
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/39 (AG)	4,505,000	4,771,665
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 5.00%, 7/1/41	3,225,000	3,411,225
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 5.00%, 7/1/42	2,000,000	2,108,922
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	298,490
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	243,664
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	367,886
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	365,476
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	519,720
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	518,465
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	517,896

Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.00%, 6/1/44(2)	4,335,000	4,268,688
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	3,750,000	3,905,927
Tennessee Energy Acquisition Corp. Rev., 5.00%, 11/1/34 (GA: Massachusetts Mutual Life)	13,900,000	14,584,620
Tennessee Energy Acquisition Corp. Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	6,000,000	6,252,215
		71,804,031
Texas — 12.6%
Alamo Area Housing Finance Corp. Rev., (EC Kerrville 3 LLC), VRN, 3.00%, 12/1/43	1,900,000	1,895,051
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,471,718
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,029,796
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,130,909
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,026,382
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,024,714
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/31 (PSF-GTD)	2,175,000	2,351,713
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/32 (PSF-GTD)	4,300,000	4,691,415
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/34 (PSF-GTD)	1,300,000	1,394,922
Arlington Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/41 (PSF-GTD)	500,000	526,485
Arlington Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/42 (PSF-GTD)	600,000	629,903
Arlington Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/44 (PSF-GTD)	685,000	712,378
Arlington Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46 (PSF-GTD)	585,000	599,925
Arlington Higher Education Finance Corp. Rev., (Lifeschool of Dallas), 5.25%, 8/15/41 (PSF-GTD)	1,300,000	1,394,731
Arlington Higher Education Finance Corp. Rev., (Lifeschool of Dallas), 5.25%, 8/15/42 (PSF-GTD)	2,180,000	2,331,306
Arlington Higher Education Finance Corp. Rev., (Lifeschool of Dallas), 5.25%, 8/15/43 (PSF-GTD)	2,000,000	2,129,671
Arlington Higher Education Finance Corp. Rev., (Lifeschool of Dallas), 5.25%, 8/15/44 (PSF-GTD)	1,350,000	1,430,563
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,783,366
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/38 (PSF-GTD)	1,380,000	1,469,376
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,059,803
Austin Airport System Rev., 5.00%, 11/15/42	1,500,000	1,584,080
Austin Airport System Rev., 5.00%, 11/15/43	3,280,000	3,449,232
Austin Airport System Rev., 5.00%, 11/15/44	2,000,000	2,093,406
Austin Airport System Rev., 5.00%, 11/15/45	1,250,000	1,304,218
Austin Airport System Rev., 5.00%, 11/15/46	1,000,000	1,036,802
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	7,752,523
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,225,723
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,165,909
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,068,133
Bexar Management & Development Corp. Rev., (Miller's Pond Apartments SA LP), VRN, 2.65%, 3/1/29 (FHA)	1,600,000	1,589,332
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,094,698
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/35	5,590,000	6,259,852
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/36	7,500,000	8,400,162
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/40	2,300,000	2,475,118
Celina Independent School District GO, 4.00%, 2/15/56 (PSF-GTD)	1,435,000	1,272,668
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	1,280,000	1,289,893
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	1,000,000	1,030,511
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	1,000,000	1,030,511
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/41	1,000,000	1,049,553
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/41	1,400,000	1,474,868
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/42	750,000	786,626
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/45	3,150,000	2,859,029
Central Texas Turnpike System Rev., 5.00%, 8/15/33	2,585,000	2,829,057
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	12,860,000	13,604,850
Chambers County Justice Center Public Facilities Corp. Rev., (County of Chambers TX), 5.00%, 6/1/38	1,000,000	1,051,163
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	3,837,262

Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,101,568
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	500,587
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/31 (PSF-GTD)	3,290,000	3,574,684
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/32 (PSF-GTD)	1,800,000	1,962,542
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/33 (PSF-GTD)	1,600,000	1,744,000
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/32 (PSF-GTD)	1,655,000	1,787,729
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/33 (PSF-GTD)	2,750,000	2,984,701
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,062,877
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 2/15/40 (PSF-GTD)	5,375,000	5,586,860
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 2/15/41 (PSF-GTD)	3,850,000	3,975,534
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	941,614
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	848,195
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	604,846
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	492,483
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,408,273
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	591,739
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	277,847
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,531,524
Corpus Christi Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,113,412
Corpus Christi Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,112,493
Corpus Christi Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,104,932
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,088,968
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,226,027
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	1,000,000	1,073,955
Cypress-Fairbanks Independent School District GO, 4.00%, 2/15/44 (PSF-GTD)	3,500,000	3,278,329
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,335,068
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	7,502,110
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,078,485
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,069,721
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,000,000	4,246,646
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,590,645
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	1,375,000	1,456,235
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	1,500,000	1,497,522
Dallas Independent School District GO, VRN, 5.00%, 2/15/56 (PSF-GTD)	8,500,000	9,004,545
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,267,320
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,108,811
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,479,098
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,741,324
Denton Independent School District GO, VRN, 4.00%, 8/15/55 (PSF-GTD)	4,000,000	4,101,730
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,232,185
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,172,131
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/40 (BAM)(5)	2,840,000	1,496,833
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/41 (BAM)(5)	3,000,000	1,495,620
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/42 (BAM)(5)	7,400,000	3,511,588
Fort Bend Independent School District GO, 5.00%, 8/15/39 (PSF-GTD)	1,445,000	1,549,235
Fort Bend Independent School District GO, 5.00%, 8/15/40 (PSF-GTD)	2,775,000	2,946,458
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	5,550,000	5,601,026
Fort Bend Independent School District GO, VRN, 3.125%, 8/1/56 (PSF-GTD)	4,400,000	4,368,841
Fort Bend Toll Road Rev., 5.00%, 3/1/32 (AG)	600,000	652,950
Fort Bend Toll Road Rev., 5.00%, 3/1/33 (AG)	800,000	875,504
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AG)	700,000	768,636
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AG)	750,000	823,539
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AG)	1,000,000	1,100,293
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AG)	800,000	864,526
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AG)	1,000,000	1,089,810

Fort Bend Toll Road Rev., 5.00%, 3/1/37 (AG)	500,000	536,254
Fort Bend Toll Road Rev., 5.00%, 3/1/38 (AG)	500,000	532,060
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,501,682
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,472,950
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,457,386
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/38 (AG)	255,000	250,055
Fourth Ward Redevelopment Authority Tax Allocation, 4.00%, 9/1/39 (AG)	330,000	318,242
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/41 (AG)	800,000	768,650
Fourth Ward Redevelopment Authority Tax Allocation, 4.25%, 9/1/43 (AG)	1,000,000	946,575
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,576,782
Galveston Wharves & Terminal Rev., 5.00%, 8/1/33	1,175,000	1,281,763
Galveston Wharves & Terminal Rev., 5.00%, 8/1/34	2,215,000	2,402,107
Galveston Wharves & Terminal Rev., 5.00%, 8/1/35	2,590,000	2,787,324
Galveston Wharves & Terminal Rev., 5.25%, 8/1/40	975,000	1,030,015
Galveston Wharves & Terminal Rev., 5.25%, 8/1/42	1,250,000	1,310,687
Galveston Wharves & Terminal Rev., 5.25%, 8/1/44	1,175,000	1,222,779
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AG)	800,000	871,020
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AG)	600,000	653,298
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AG)	960,000	1,038,503
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AG)	830,000	886,072
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AG)	525,000	551,063
Garland Water & Sewer System Rev., 5.00%, 3/1/41	1,200,000	1,248,090
Garland Water & Sewer System Rev., 5.00%, 3/1/43	1,475,000	1,522,246
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,119,035
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,311,842
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	755,073
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	600,492
Georgetown Utility System Rev., 5.00%, 8/15/40	1,000,000	1,054,978
Greenville Electric System Rev., 5.00%, 2/15/39 (BAM)	2,050,000	2,173,705
Greenville Electric System Rev., 5.00%, 2/15/40 (BAM)	2,155,000	2,265,973
Greenville Electric System Rev., 5.00%, 2/15/41 (BAM)	1,000,000	1,043,655
Greenville Electric System Rev., 5.00%, 2/15/42 (BAM)	2,380,000	2,469,321
Greenville Electric System Rev., 5.00%, 2/15/43 (BAM)	2,500,000	2,587,161
Greenville Electric System Rev., 5.00%, 2/15/44 (BAM)	2,630,000	2,716,307
Greenville Electric System Rev., 5.00%, 2/15/45 (BAM)	1,000,000	1,030,385
Greenville Electric System Rev., 5.00%, 2/15/46 (BAM)	600,000	616,307
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	6,771,354
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	6,837,478
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine Obligated Group), 5.00%, 5/15/29	4,000,000	4,175,626
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,745,342
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	245,000	245,252
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	2,250,000	2,362,203
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,427,139
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	2,935,400
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/30 (AG)	515,000	549,402
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/32 (AG)	285,000	308,815
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/35 (AG)	1,000,000	1,082,921
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/37 (AG)	1,200,000	1,278,931

Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/39 (AG)	1,250,000	1,309,628
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,311,747
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,004,200
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,248,089
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	1,976,439
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,126,786
HHA Fountainview PFC Rev., (Pillar Idlewilde LP), VRN, 2.75%, 4/1/43	1,770,000	1,762,309
Houston GO, 5.25%, 3/1/39	2,000,000	2,138,125
Houston GO, 5.25%, 3/1/40	1,145,000	1,215,978
Houston GO, 5.25%, 3/1/42	2,750,000	2,902,600
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	437,706
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	937,632
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/41	3,200,000	3,379,610
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/42	2,500,000	2,631,940
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/42	4,820,000	5,034,590
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/43 (AG)	1,550,000	1,617,014
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/43	3,250,000	3,406,556
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/44 (AG)	1,200,000	1,246,699
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/44	2,400,000	2,503,217
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/45 (AG)	700,000	715,443
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/45 (AG)	750,000	776,900
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/46 (AG)	600,000	609,611
Houston Housing Finance Corp. Rev., (Summerdale Apartments LP), VRN, 2.89%, 8/1/41	5,925,000	5,922,931
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,198,236
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	2,877,027
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,140,952
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,231,397
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	594,662
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	978,602
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	968,383
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,011,145
Lewisville Independent School District GO, 5.00%, 8/15/38 (PSF-GTD)	3,000,000	3,243,647
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/44	4,000,000	4,156,001
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/45	3,750,000	3,874,288
Lower Colorado River Authority Rev., VRN, 5.00%, 5/15/45	3,635,000	3,908,836
Lubbock Housing Finance Corp. Rev., (1102 58th State Lubbock Apartments LP), VRN, 2.80%, 3/1/29 (HUD)	1,500,000	1,492,835
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	8,700,000	8,113,507
Midland Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	5,000,000	4,852,969
Montgomery County Toll Road Authority Rev., 5.00%, 9/15/38(1)	375,000	402,149
Montgomery County Toll Road Authority Rev., 5.00%, 9/15/39(1)	400,000	424,338
Montgomery County Toll Road Authority Rev., 5.00%, 9/15/40(1)	500,000	524,833
Montgomery County Toll Road Authority Rev., 5.00%, 9/15/41(1)	575,000	599,370
Montgomery County Toll Road Authority Rev., 5.00%, 9/15/42(1)	675,000	700,966
Montgomery County Toll Road Authority Rev., 5.00%, 9/15/43(1)	2,500,000	2,586,561
Montgomery County Toll Road Authority Rev., 5.00%, 9/15/44(1)	1,750,000	1,805,889
Montgomery County Toll Road Authority Rev., 5.00%, 9/15/45(1)	1,250,000	1,288,587
Montgomery County Toll Road Authority Rev., 5.00%, 9/15/46(1)	500,000	512,788
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	1,810,000	1,811,045
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AG)	700,000	709,520
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AG)	460,000	465,265
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AG)	500,000	502,173
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,014,025

New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,014,025
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,000,000	1,014,025
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,670,000	1,693,422
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/41	500,000	515,820
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/42	700,000	719,802
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/43	1,000,000	1,030,574
North Texas Tollway Authority Rev., 5.00%, 1/1/41	2,145,000	2,256,700
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	7,825,000	7,887,317
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AG)(5)	14,000,000	8,807,936
Northside Independent School District GO, 5.00%, 8/15/33 (PSF-GTD)	1,035,000	1,153,639
Northside Independent School District GO, 5.00%, 8/15/34 (PSF-GTD)	1,000,000	1,117,852
Northside Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,103,598
Northside Independent School District GO, 5.00%, 8/15/37 (PSF-GTD)	1,225,000	1,337,014
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,502,648
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	1,986,056
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/39 (BAM)	1,000,000	1,067,500
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax), 5.25%, 8/15/42 (BAM)	1,000,000	1,052,764
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,438,498
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,458,883
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	768,866
Port Arthur Housing Authority Rev., (Foothill Willow Lakes LLC), 3.90%, 4/1/36 (FNMA)	7,040,000	6,941,774
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,091,088
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,180,983
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	3,150,000	3,378,219
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/31 (PSF-GTD)(5)	850,000	735,745
Royse City Independent School District GO, Capital Appreciation, 0.00%, 2/15/32 (PSF-GTD)(5)	1,100,000	915,704
San Antonio GO, 4.00%, 2/1/39	2,000,000	1,917,039
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,379,444
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32	1,000,000	1,095,331
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/33	1,500,000	1,656,206
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/44	1,000,000	1,068,290
San Antonio Electric & Gas Systems Rev., 3.25%, 2/1/56	5,250,000	5,250,203
San Antonio Electric & Gas Systems Rev., VRN, 2.90%, 2/1/55	3,750,000	3,724,397
San Antonio Electric & Gas Systems Rev., VRN, 3.08%, 2/1/55	4,500,000	4,490,221
Southeast Regional Management District GO, 4.00%, 4/1/38 (AG)	500,000	486,344
Southeast Regional Management District GO, 4.00%, 4/1/39 (AG)	540,000	517,606
Southeast Regional Management District GO, 4.00%, 4/1/41 (AG)	1,000,000	919,879
Southeast Regional Management District GO, 4.00%, 4/1/43 (AG)	825,000	747,253
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/44	1,250,000	1,294,918
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/45	1,250,000	1,289,645
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), VRN, 5.00%, 11/15/64	11,720,000	12,681,899
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,299,944
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/33 (BAM)	1,510,000	1,615,810
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/34 (BAM)	1,515,000	1,618,022
Temple Tax Allocation, (City of Temple TX Reinvestment Zone No. 1), 5.00%, 8/1/35 (BAM)	1,605,000	1,710,836
Temple Tax Allocation, (Temple Reinvestment Zone No. 1), 5.00%, 8/1/38 (BAM)	1,200,000	1,257,956
Temple Tax Allocation, (Temple Reinvestment Zone No. 1), 5.00%, 8/1/40 (BAM)	1,600,000	1,645,816
Temple Tax Allocation, (Temple Reinvestment Zone No. 1), 5.25%, 8/1/42 (BAM)	1,500,000	1,568,327
Temple Tax Allocation, (Temple Reinvestment Zone No. 1), 5.25%, 8/1/44 (BAM)	1,400,000	1,451,778
Temple Tax Allocation, (Temple Reinvestment Zone No. 1), 5.25%, 8/1/46 (BAM)	1,500,000	1,547,216

Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,459,260
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	1,891,753
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co., Inc.)	935,000	944,050
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,665,404
Texas Municipal Gas Acquisition & Supply Corp. V Rev., 5.00%, 4/1/36 (GA: Citigroup, Inc.)	12,000,000	12,458,471
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	12,300,000	12,835,398
Texas Municipal Power Agency Rev., 5.00%, 9/1/39 (BAM)	450,000	472,398
Texas Municipal Power Agency Rev., 5.00%, 9/1/40 (BAM)	800,000	831,272
Texas Municipal Power Agency Rev., 5.25%, 9/1/42 (BAM)	500,000	523,124
Texas Municipal Power Agency Rev., 5.50%, 9/1/44 (BAM)	500,000	528,734
Texas Municipal Power Agency Rev., 5.50%, 9/1/45 (BAM)	500,000	527,113
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,541,220
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/32	2,290,000	2,306,695
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/36	3,725,000	3,626,217
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	2,250,000	2,146,849
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,200,000	1,136,687
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.00%, 12/31/35	4,120,000	4,268,261
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,500,945
Texas State Affordable Housing Corp. Rev., (FC Bloom Housing LP), VRN, 3.05%, 7/1/30	1,725,000	1,719,637
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 4/15/31	7,000,000	7,314,348
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/34	6,000,000	6,645,310
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/35	4,820,000	5,290,175
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/44	18,075,000	16,541,522
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	10,000,000	10,114,363
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	5,000,000	4,667,190
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,438,470
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,299,458
Upper Trinity Regional Water District Rev., 5.00%, 8/1/40 (BAM)	1,000,000	1,049,524
Upper Trinity Regional Water District Rev., 5.00%, 8/1/41 (BAM)	1,030,000	1,073,855
Upper Trinity Regional Water District Rev., 5.25%, 8/1/41 (BAM)	700,000	742,858
Upper Trinity Regional Water District Rev., 5.00%, 8/1/42 (BAM)	850,000	883,157
Upper Trinity Regional Water District Rev., 5.25%, 8/1/42 (BAM)	400,000	423,046
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/33	720,000	720,301
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,255,000	1,255,404
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,570,000	1,570,506
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/35	3,950,000	3,950,866
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/36	4,100,000	4,100,506
Viridian Municipal Management District GO, 4.00%, 12/1/31 (BAM)	500,000	510,581
Viridian Municipal Management District GO, 4.00%, 12/1/32 (BAM)	620,000	630,200
Viridian Municipal Management District GO, 4.00%, 12/1/34 (BAM)	585,000	588,629
Viridian Municipal Management District GO, 4.00%, 12/1/36 (BAM)	1,150,000	1,137,484
Viridian Municipal Management District GO, 4.00%, 12/1/37 (BAM)	1,150,000	1,123,350
		661,398,329
Utah — 0.8%
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/36 (AG)	2,065,000	2,155,013
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/37 (AG)	2,115,000	2,197,687
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/38 (AG)	2,650,000	2,743,432
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/39 (AG)	2,300,000	2,372,042
Intermountain Power Agency Rev., 5.00%, 7/1/37	2,000,000	2,132,074
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/29 (BAM)	600,000	634,220
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/31 (BAM)	600,000	650,468

University of Utah Rev., 5.00%, 8/1/35	8,220,000	9,265,086
University of Utah Rev., 5.00%, 8/1/37	2,495,000	2,767,699
University of Utah Rev., 5.00%, 8/1/38	1,000,000	1,099,011
Utah Housing Corp. Rev., (Collaborative 1881 Phase 1 LLC), VRN, 2.65%, 3/1/45	2,500,000	2,468,331
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	4,430,000	4,320,213
Utah Housing Corp. Rev., (Richards State Apartments LP), VRN, 3.00%, 8/1/44	3,675,000	3,628,421
Utah Housing Corp. Rev., (Roers Salt Lake City Apartments Owner III LLC), 5.00%, 11/1/43 (FNMA)	1,965,000	1,972,713
Utah Transit Authority Rev., 5.00%, 12/15/32	2,000,000	2,221,324
		40,627,734
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/30 (AG)	520,000	520,473
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,004,243
		4,524,716
Virginia — 0.8%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	4,000,000	4,224,420
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	6,800,000	7,447,187
Lexington Industrial Development Authority Rev., (Lexington Retirement Community Obligated Group), 4.00%, 1/1/31	675,000	675,535
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	3,765,000	3,676,651
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	345,000	347,127
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,505,215
Prince William County Service Authority Rev., 5.00%, 7/15/37	750,000	833,155
Prince William County Service Authority Rev., 5.00%, 7/15/38	500,000	550,513
Prince William County Service Authority Rev., 5.00%, 7/15/40	390,000	421,514
Prince William County Service Authority Rev., 5.00%, 7/15/41	400,000	429,611
Richmond Redevelopment & Housing Authority Rev., (Standard School Road Venture LP), VRN, 3.05%, 12/1/55	2,750,000	2,750,185
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	5,960,000	5,968,338
Virginia Small Business Financing Authority Rev., (LifeSpire of Virginia Obligated Group), 3.10%, 12/1/30	2,000,000	2,000,327
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	2,975,000	3,205,416
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,259,036
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,891,022
		40,185,252
Washington — 2.6%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,100,934
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	1,200,000	1,334,514
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	14,259,229
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	1,000,000	1,119,457
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	2,500,000	2,652,286
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	5,795,000	6,260,129
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	1,000,000	1,109,052
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,293,321
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	1,000,000	1,068,530
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/41	5,000,000	5,328,015
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/42	3,800,000	4,027,909
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/43	15,000,000	15,828,886
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,299,934
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,454,903
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	1,893,360
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/40	2,000,000	2,126,854
King County Housing Authority Rev., 5.00%, 7/1/40	1,000,000	1,011,591
King County Housing Authority Rev., 5.375%, 7/1/45	3,460,000	3,573,923
Kitsap County Public Utility District No. 1 Rev., 4.00%, 12/1/44 (AG)	550,000	504,924
Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/41 (SCH BD GTY)	1,605,000	1,706,708

Pierce County School District No. 320 Sumner GO, 5.00%, 12/1/42 (SCH BD GTY)	1,000,000	1,059,755
Seattle Municipal Light & Power Rev., 5.00%, 2/1/41	1,000,000	1,071,337
Seattle Municipal Light & Power Rev., 5.00%, 2/1/42	1,450,000	1,548,070
Seattle Municipal Light & Power Rev., 5.00%, 2/1/43	2,500,000	2,658,078
Seattle Water System Rev., 5.00%, 5/1/33	1,610,000	1,797,011
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,469,077
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,405,396
State of Washington GO, 5.00%, 2/1/34	10,865,000	11,677,249
State of Washington GO, 5.00%, 8/1/38	1,250,000	1,351,551
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,199,632
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/36	5,795,000	5,955,586
Washington State Housing Finance Commission Rev., (Eastside Retirement Association Obligated Group), 5.00%, 7/1/39	370,000	391,296
Washington State Housing Finance Commission Rev., (Eastside Retirement Association Obligated Group), 5.00%, 7/1/40	400,000	420,066
Washington State Housing Finance Commission Rev., (Eastside Retirement Association Obligated Group), 5.00%, 7/1/41	500,000	521,459
Washington State Housing Finance Commission Rev., (Eastside Retirement Association Obligated Group), 5.00%, 7/1/42	500,000	520,171
Washington State Housing Finance Commission Rev., (Eastside Retirement Association Obligated Group), 5.00%, 7/1/43	565,000	583,898
Washington State Housing Finance Commission Rev., (Eastside Retirement Association Obligated Group), 5.25%, 7/1/44	680,000	712,578
Washington State Housing Finance Commission Rev., (Eastside Retirement Association Obligated Group), 5.25%, 7/1/45	545,000	568,639
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33	7,145,000	7,167,666
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/33 (BAM)(2)	635,000	683,919
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/34 (BAM)(2)	670,000	718,875
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/35 (BAM)(2)	1,000,000	1,070,742
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/36 (BAM)(2)	1,000,000	1,060,480
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.00%, 7/1/37 (BAM)(2)	1,250,000	1,315,655
		134,882,645
West Virginia — 0.2%
Ohio County Tax Allocation, 5.25%, 6/1/44	750,000	751,959
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/38 (AG)	800,000	851,114
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/39 (AG)	1,550,000	1,633,383
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.25%, 6/1/45 (AG)	1,500,000	1,568,321
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AG)	1,500,000	1,566,834
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AG)	4,000,000	4,178,781
		10,550,392
Wisconsin — 2.3%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	592,089
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/31	560,000	605,065
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/32	585,000	637,144
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/33	1,235,000	1,353,570
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/34	1,300,000	1,428,403
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/35	1,370,000	1,493,000
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/36	1,440,000	1,558,297
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/37	1,515,000	1,624,490
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/38	1,595,000	1,694,682
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.25%, 12/1/39	1,680,000	1,770,363
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	2,155,000	2,264,359
Public Finance Authority Rev., (Bedford Anthem Clearwater LLC), 4.35%, 8/1/36 (FNMA)	12,800,000	12,705,769
Public Finance Authority Rev., (Bedford Forest View LLC), 4.00%, 8/1/36 (FNMA)	8,110,000	7,898,979

Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AG)	690,000	710,412
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AG)	740,000	760,643
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AG)	750,000	769,876
Public Finance Authority Rev., (C/HP Cove, Inc.), 4.00%, 5/1/36 (FHLMC)	9,150,000	8,810,410
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/30	750,000	770,613
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/35	1,100,000	1,140,022
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(2)	1,290,000	1,284,398
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(2)	1,610,000	1,596,676
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(2)	1,955,000	1,930,144
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(2)	6,545,000	6,243,563
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(2)	2,145,000	1,979,987
Public Finance Authority Rev., (CHF - Wilmington LLC), 5.00%, 7/1/31 (AG)	925,000	948,876
Public Finance Authority Rev., (CHF - Wilmington LLC), 4.125%, 7/1/43 (AG)	5,000,000	4,490,120
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AG)	2,540,000	2,601,224
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AG)	2,665,000	2,725,619
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AG)	2,800,000	2,858,364
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	3,500,000	3,519,895
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/36	425,000	461,826
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/38	350,000	373,108
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/40	400,000	418,705
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.25%, 6/15/45	1,000,000	1,042,044
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/33(2)	3,045,000	3,006,324
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)(6)	25,000	26,045
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(2)(6)	65,000	69,279
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)	390,000	396,304
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(2)(6)	20,000	20,769
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(2)(6)	35,000	36,346
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	1,675,000	1,659,522
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(2)	980,000	852,312
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	1,215,000	931,601
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/46	1,100,000	855,740
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,849,004
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41(2)	1,500,000	1,287,940
Public Finance Authority Rev., VRN, 3.59%, (SOFR plus 1.15%), 12/1/68 (GA: Deutsche Bank AG)(2)	12,800,000	12,788,120
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	1,200,000	1,206,299
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	4,650,000	4,934,408
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,448,754
Wisconsin Housing & Economic Development Authority Rev., (Wash Franklin LLC), VRN, 2.90%, 1/1/57	3,250,000	3,224,815
Wisconsin Housing & Economic Development Authority Rev., (Timberline Terrace LLC), Series B, 4.65%, 8/1/45 (FNMA)	2,000,000	1,930,196
		119,586,513
TOTAL MUNICIPAL SECURITIES (Cost $5,234,176,341)		5,182,959,608
EXCHANGE-TRADED FUNDS — 0.8%
VanEck High Yield Muni ETF (Cost $40,846,563)	794,400	39,704,112
AFFILIATED FUNDS(7) — 0.2%
American Century Diversified Municipal Bond ETF (Cost $13,674,771)	270,600	13,416,348
U.S. TREASURY SECURITIES — 0.2%
U.S. Treasury Notes, 4.125%, 8/31/28 (Cost $13,146,891)	13,200,000	13,146,117

SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $53,213)	53,208	53,213
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $5,301,897,779)		5,249,279,398
OTHER ASSETS AND LIABILITIES — (0.2)%		(12,872,546)
TOTAL NET ASSETS — 100.0%		$5,236,406,852

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AG-CR	–	Assured Guaranty, Inc. - Custodian Receipts
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHA	–	Federal Housing Administration
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
Q-SBLF	–	Qualified School Bond Loan Fund
SCH BD GTY	–	School Bond Guaranty
SD CRED PROG	–	School District Credit Enhancement Program
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
SONYMA	–	State of New York Mortgage Agency
ST AID WITHHLDG	–	State Aid Withholding
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $266,844,417, which represented 5.1% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.
(7)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury, Government Agency and municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$5,182,959,608	—
Exchange-Traded Funds	$39,704,112	—	—
Affiliated Funds	13,416,348	—	—
U.S. Treasury Securities	—	13,146,117	—
Short-Term Investments	53,213	—	—
	$53,173,673	$5,196,105,725	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended August 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	—	$13,674	—	$(258)	$13,416	271	—	$46
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.